UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-23805

Carlyle AlpInvest Private Markets Fund
(Exact Name of Registrant as Specified In Its Charter)

One Vanderbilt Avenue, Suite 3400
New York, New York 10017
(Address of principal executive offices) (Zip Code)

Cameron Fairall
AlpInvest Private Equity Investment Management, LLC
One Vanderbilt Avenue, Suite 3400
New York, New York 10017
(Name and address of agent for service)
Copy to:
Michael G. Doherty
Ropes & Gray LLP
1211 Avenue of the Americas
New York, NY 10036
Chelsea M. Childs
Ropes & Gray LLP
Three Embarcadero Center
San Francisco, CA 94111

Registrant’s telephone number, including area code: (646) 735-4293
Date of fiscal year end: March 31
Date of reporting period: September 30, 2025

Item 1.	Reports to Shareholders.

CARLYLE

CAPM

Carlyle AlpInvest Private Market Fund

Semi-Annual Report | September 30, 2025

CARLYLE ALPINVEST PRIVATE MARKETS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
As of September 30, 2025

Private Equity Investments (80.7%)	Footnotes	Acquisition Date	Cost Value	Fair Value (2)
Direct Investments (26.9%)	(17)(18)
Common Stocks (22.2%)
Europe (7.3%)
ACTE II Grand Co-Invest, L.P.	(5)	8/14/2024	$11,424,616	$12,584,901
Astorg VIII Co-Invest Corden	(3)	8/1/2022	9,355,479	17,189,757
Aurelia Co-Invest SCSp	(5)	5/14/2024	8,577,497	17,216,150
CCP NOMOS LP; CCP HERMES LP	(5)	7/7/2025	19,123,295	18,769,285
Cinven Isabella, L.P.	(5)	11/26/2024	12,759,660	17,089,434
Cinven Pegasus Limited Partnership	(5)	10/2/2024	8,242,275	10,197,126
Co-invest Vista Limited Partnership	(4)	7/1/2025	17,482,289	16,664,757
Delta Opportunities, L.P.	(5)	3/21/2025	6,538,376	6,783,311
ECI 12 E, L.P.	(5)	1/16/2025	229,533	—
Everest Co-Investment, L.P.	(5)	3/19/2025	10,999,954	12,273,859
Fremann 2 MM Co-Investment 3 Salus SCSp	(5)	8/1/2025	15,246,735	15,292,527
HPM Sub-Pooling S.à r.l.	(5)	9/5/2024	504,693	—
Indigo Acquisition Holding B.V.	(5)	9/6/2024	1,012,959	36,514
Menrva Co-investment, L.P.	(5)	3/12/2025	15,915,861	15,881,000
Motel One Co-Invest SCSp	(5)	5/28/2025	17,053,672	17,722,737
Nutrition Supplements Collective SCA	(5)	8/22/2025	12,944,905	13,056,666
PP Food Technologies HoldCo S.p.A	(5)	10/16/2024	8,188,776	8,817,305
PSC Tiger, L.P.	(5)	9/4/2024	4,850,413	5,590,717
SEP EIGER Aggregator, L.P.	(3)	4/25/2022	125,234	—
TSO III Project Olympus Co-Invest, L.P.	(5)	10/23/2024	8,867,089	11,403,099
Vantage RC Holding B.V.	(5)	2/27/2025	12,964,197	14,643,781
Total Europe			$202,407,508	$231,212,926
North America (13.9%)
AHR Parent Holdings, L.P.	(3)	8/3/2022	$129,178	$4,616,856
Alpha OMH Co-Invest, L.P.	(5)	5/2/2025	6,666,828	7,309,350
BarBri Topco, L.P.	(5)	12/19/2024	16,091,492	17,677,142
BCPE Polymath Investor, L.P.	(5)	9/25/2024	7,482,096	7,480,153
BCPE Virginia Investor, L.P.	(5)	12/13/2023	5,007,014	5,750,000
BharCap Babylon Acquisition, L.P.	(5)	3/8/2024	7,413,147	10,186,661
BSP-FL Intermediate, Inc.	(5)	12/5/2024	12,500,000	12,500,000
Cetera Financial Group	(5)	12/18/2023	4,279,942	5,497,573
Corsair Amore Investors, L.P.	(3)	5/25/2022	1,805,886	—
CSC Riviera Co‐Invest, L.P.	(5)	1/30/2025	16,715,546	20,102,443

CARLYLE ALPINVEST PRIVATE MARKETS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
As of September 30, 2025

Private Equity Investments (80.7%)	Footnotes	Acquisition Date	Cost Value	Fair Value (2)
CSC Tau Co‐Invest Aggregator, L.P.	(5)	1/30/2025	7,163,634	7,143,000
EQT X Co-Investment (A) SCSp	(5)	7/2/2024	10,544,112	13,233,439
GTCR (W-2) Investors, L.P.	(5)	1/29/2024	9,605,764	17,204,927
Gula Co-Invest II, L.P.	(5)	10/23/2024	13,410,412	16,081,650
Inverness Graham Co-Investment Fund-A, L.P.	(5)	7/8/2025	10,021,178	13,002,938
KKR Icon Co-Invest L.P.	(5)	11/13/2024	17,857,000	17,838,919
Linden Investment III, L.P.	(5)	7/17/2025	2,496,135	2,488,364
LM Carpenter Co-Invest-A I L.P.	(5)	12/27/2024	6,210,656	6,849,672
Magnesium Co-Invest SCSp	(3)	5/6/2022	9,454,920	13,239,590
Mariner Opportunity-A, L.P.	(5)	5/29/2025	1,829,745	1,782,773
Martis Partners IV Three Oaks Co-Invest, L.P.	(5)	6/16/2025	5,147,064	5,000,000
MidOcean Partners QT Co-Invest, L.P.	(5)	8/20/2024	7,068,670	7,049,987
MOP-Arnott Holdings, L.P.	(5)	11/12/2024	2,778,000	2,778,000
NCP MSI Co-Invest, L.P.	(5)	3/20/2025	5,100,307	5,084,666
NS UI A, LLC	(5)	12/27/2024	9,050,406	8,929,380
OEP VIII Project Greenheart Co-investment Partners, L.P.	(3)	10/17/2022	8,137,246	10,181,818
Oscar Holdings, L.P.	(3)	4/27/2022	4,356,463	5,397,429
PC Key Data Holdings, L.P.	(5)	9/20/2024	7,648,502	4,748,467
PCP Release Aggregator, L.P.	(5)	6/10/2025	26,318,713	26,314,501
Plano Co-investment II, L.P.	(5)	9/27/2024	8,228,324	8,252,377
Pretzel Co-Invest, L.P.	(5)	12/19/2024	15,989,078	15,823,000
Project Second Co-Invest Fund, L.P.	(5)	5/2/2025	14,506,376	14,493,000
Quad-C Synoptek Holdings, LLC	(4)	8/12/2022	4,228,730	2,985,333
RCP Nats Co-Investment Fund, L.P.	(5)	5/19/2025	5,118,179	5,981,902
RCR Equity, L.P.	(5)	4/23/2024	56,000	1,155,647
REP AGP II Holdco, L.P.	(5)	7/18/2025	15,510,800	15,510,800
Rocket Co-Invest, SLP	(5)	3/20/2024	6,744,854	9,137,232
SCP FCA Investments, LLC	(4)	6/7/2024	31,285	—
Sentinel NSI Co-Invest, L.P.	(5)	1/31/2025	5,234,103	6,102,686
SEP Hero Co-Invest I-A, L.P.	(5)	11/1/2024	7,771,562	7,753,000
SkyKnight Financial Holdings, L.P.	(5)	12/24/2024	7,402,257	8,117,473
SkyKnight Insurance Holdings, L.P.	(5)	11/13/2023	2,029,690	2,542,326
STG AV, L.P.	(5)	11/1/2023	5,015,396	6,000,740
TI VI Project Emilia Co-Invest, L.P.	(5)	6/6/2025	7,743,816	7,648,334
Trivest Bright Co-Invest, L.P.	(5)	4/16/2024	7,817,375	5,239,884
Truelink Atlas, L.P.	(5)	6/26/2025	9,375,000	9,375,000
Truelink Voltron A, L.P.	(5)	12/27/2024	5,000,000	7,225,275
Victors CCC Aggregator, L.P.	(3)	5/31/2022	2,992,681	4,329,594
VRS Parent Holdings, L.P.	(5)	7/17/2025	11,160,667	11,160,667

CARLYLE ALPINVEST PRIVATE MARKETS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
As of September 30, 2025

Private Equity Investments (80.7%)	Footnotes	Acquisition Date	Cost Value	Fair Value (2)
Webster Cascade Aggregator II, L.P.	(3)	12/21/2022	3,704,247	538,137
Webster Oceans Co-Investment Fund, L.P.	(3)	1/31/2022	3,817,928	8,911,343
Cascade Equity Holding, LLC	(5)	12/27/2024	7,500,000	7,500,000
WPP Fairway Aggregator B, L.P.	(3)	9/30/2022	107,797	—
Total North America			$399,376,201	$441,253,448
Rest of World (1.0%)
EverSaaS Holdings Pte. Ltd.	(5)	7/28/2025	$2,531,575	$9,223,632
Habit Health	(5)	7/25/2024	5,087,656	4,895,283
KKR Sirius Co-Invest, L.P.	(5)	8/30/2024	10,598,584	10,983,109
Mason Stevens Co Investment Trust	(5)	3/26/2025	4,830,795	5,036,409
Quadria Capital Fund III Holdsings Pte. Ltd.	(4)	7/28/2025	130,038	98,783
Total Rest of World			$23,178,648	$30,237,216
Total Common Stocks			$624,962,357	$702,703,590

Convertible Preferred Stocks (0.2%)
North America (0.2%)
Webster Cascade Aggregator, L.P.	(3)	12/21/2022	$6,431,818	$7,901,986
Total North America			$6,431,818	$7,901,986
Total Convertible Preferred Stocks			$6,431,818	$7,901,986

Preferred Stocks (4.1%)
Europe (0.9%)
Astorg VIII Co-Invest Corden	(3)	8/1/2022	$270	$—
ECI 12 E, L.P.	(5)	1/16/2025	9,383,232	10,124,826
HPM Sub-Pooling S.à r.l.	(5)	9/5/2024	4,808,312	5,291,694
Indigo Acquisition Holding B.V.	(5)	9/6/2024	9,003,611	10,544,252
SEP EIGER Aggregator, L.P.	(3)	4/25/2022	2,077,360	2,365,562
Total Europe			$25,272,785	$28,326,334
North America (3.1%)
AHR Parent Holdings, L.P.	(3)	8/3/2022	$7,920,000	$10,183,170
Corsair Amore Investors, L.P.	(3)	5/25/2022	184,283	572,765
GPS Co-Invest (IGI III)-A Feeder, L.P.	(5)	11/27/2024	16,667,000	18,728,160
LJ Shield Co-Invest, L.P.	(5)	6/13/2024	9,853,503	10,803,084
MPGC III SK C-Investment, L.P.	(5)	6/2/2025	10,406,320	10,879,746
RCR Equity, L.P.	(5)	4/23/2024	5,544,000	6,197,493
SCP FCA Investments, LLC	(4)	6/7/2024	7,550,000	15,129,710
VFF IV Co-Invest 4-C, L.P.	(5)	11/22/2024	15,841,750	18,436,280
WPP Fairway Aggregator B, L.P.	(3)	9/30/2022	7,309,839	8,402,428
Total North America			$81,276,695	$99,332,836

CARLYLE ALPINVEST PRIVATE MARKETS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
As of September 30, 2025

Private Equity Investments (80.7%)	Footnotes	Acquisition Date	Cost Value	Fair Value (2)
Total Preferred Stocks			$116,473,905	$130,827,231

Shareholder Loans (0.1%)
Europe (0.1%)
ECI 12 E, L.P.	(5)	1/16/2025	$2,789,308	$3,331,748
Total Europe			$2,789,308	$3,331,748
Total Shareholder Loans			$2,789,308	$3,331,748

Warrants (0.2%)
North America (0.2%)
GPS Co-Invest (IGI III)-A Feeder, L.P.	(5)	11/27/2024	$259	$6,609,689
Total North America			259	6,609,689
Total Warrants			$259	$6,609,689
Total Direct Investments			$750,657,647	$851,374,244

Primary Investments (4.5%)	(16)(17)(18)
Europe (0.5%)
Advent International GPE X-D SCSp	(3)	1/31/2022	$2,723,479	$3,791,212
PSG Europe (Lux) II SCSp	(3)	3/1/2022	2,124,741	2,469,412
TowerBrook Investors VI (892), L.P.	(5)	6/27/2024	7,327,799	8,434,403
Total Europe			$12,176,019	$14,695,027
North America (4.0%)
BharCap Partners II-B, L.P.	(5)	12/18/2024	$11,210,494	$12,501,941
CenterOak Equity Fund III-EF, L.P.	(5)	6/14/2024	45,557	(322,301)
Francisco Partners VII-A, L.P.	(3)	2/15/2022	3,030,877	3,438,591
Lee Equity Partners Fund IV(A), L.P.	(5)	6/28/2024	3,627,821	3,411,345
Littlejohn Fund VII-A, L.P.	(5)	7/30/2025	—	—
Nautic Partners XI, L.P.	(5)	6/21/2024	908,429	590,033
OceanSound Partners Fund II (A), L.P.	(5)	7/2/2024	6,626,349	8,838,059
One Equity Partners VIII-A, L.P.	(3)	2/15/2022	8,745,299	12,903,208
Sole Source Capital III	(5)	3/31/2025	3,542	—
Trivest Growth Investment Fund III-A, L.P.	(5)	9/12/2024	729,268	599,738
Truelink Capital I-A, L.P.	(5)	6/7/2024	13,660,760	18,918,866
Valeas Capital Partners Fund I-A, L.P.	(5)	8/30/2024	25,061,458	44,284,602
Valeas Capital Partners Fund II-A, L.P.	(5)	8/14/2025	—	—
Webster Capital V, L.P.	(3)	6/30/2022	7,313,253	9,833,284
Zenyth Partners II-A, L.P.	(5)	4/30/2025	7,406,148	12,955,872
Total North America			$88,369,255	$127,953,238
Total Primary Investments			$100,545,274	$142,648,265

CARLYLE ALPINVEST PRIVATE MARKETS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
As of September 30, 2025

Private Equity Investments (80.7%)	Footnotes	Acquisition Date	Cost Value	Fair Value (2)

Secondary Investments (49.3%)	(16)(17)(18)
Europe (10.4%)
Advent Global Technology	(4)	3/31/2025	$2,226,017	$2,842,118
Advent Global Technology II	(4)	3/31/2025	3,105,624	3,970,729
Advent International GPE IX	(4)	3/31/2025	11,654,766	13,182,621
Advent International GPE IX (EUR)	(4)	12/31/2023	991,613	1,247,979
Advent International GPE VIII	(4)	3/31/2025	2,339,090	2,656,684
Advent International GPE X	(4)	3/31/2025	6,344,437	7,740,398
Axcel CV K/S	(5)	5/21/2025	41,345,414	44,432,032
Barley (No.1) Limited Partnership	(5)	4/17/2024	9,303,324	9,292,696
Barley Institutional Co-Invest Limited Partnership	(5)	4/17/2024	1,312,316	1,321,434
Bridgepoint Europe VI	(4)	12/31/2023	852,913	1,148,994
Bridgepoint Europe VII	(5)	1/31/2024	280,990	345,195
CVC Capital Partners Strategic Opportunities II	(4)	12/31/2023	939,747	1,249,942
CVC Capital Partners VI	(4)	12/31/2023	235,313	317,591
CVC Capital Partners VII	(4)	12/31/2023	317,823	474,017
CVC Capital Partners VIII (A), L.P.	(4)	12/31/2024	36,394,257	43,505,703
CVC Capital Partners VIII	(4)	12/31/2023	651,778	705,714
DPE Continuation Fund I geschlossene Spezial-Investment GmbH & Co. KG	(3)	9/19/2022	12,230,576	18,286,340
ECI 12 Special Purpose, L.P.	(5)	9/30/2025	—	—
Elysium Acquisition, L.P.	(5)	12/2/2024	38,205,159	50,589,111
Equistone SP I SCSp	(3)	6/23/2022	4,912,503	7,748,648
Gamma Co-invest, L.P.	(5)	6/28/2024	4,192,696	1,993,998
IK SC Strategic Opportunities I Fund	(5)	4/4/2024	13,078,582	18,194,897
Inflexion Continuation Fund I (No.1) Limited Partnership	(5)	5/13/2025	28,705,711	35,924,876
Norvestor SPV III SCSp	(5)	7/11/2025	—	—
Providence Strategic Growth Europe, L.P.	(4)	9/30/2025	4,095,254	5,918,930
PSG Europe II, L.P.	(4)	9/30/2025	2,341,551	2,266,000
TowerBrook Investors V	(5)	6/28/2024	32,457,123	55,035,963
Total Europe			$258,514,577	$330,392,610
North America (38.2%)
Apollo Overseas Partners (Delaware 892) IX, L.P.	(3)	3/31/2022	$7,046,480	$6,994,359
Apollo Overseas Partners (Delaware 892) X, L.P.	(3)	7/21/2022	219,474	255,934
Audax Private Equity Beacon CF	(5)	8/5/2025	67,897,353	67,147,353
Audax Private Equity Fund VI	(4)	12/31/2023	707,810	818,048
Aurorium PPC Holdings	(6)	8/14/2025	2,205,426	2,219,726
Bain Capital Beacon Holdings, L.P.	(5)	3/14/2025	88,857,255	109,602,146
CB Offshore CF I, Limited Partnership	(5)	12/10/2024	43,356,074	101,846,131

CARLYLE ALPINVEST PRIVATE MARKETS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
As of September 30, 2025

Private Equity Investments (80.7%)	Footnotes	Acquisition Date	Cost Value	Fair Value (2)
CF24XB SCSp	(5)	3/19/2025	46,699,690	67,526,706
CHG PPC Investor	(7)	8/14/2025	5,834,712	6,658,500
Churchill Secondary Partners II, L.P.	(4)	6/30/2025	13,885,470	19,244,195
Churchill Secondary Partners II, L.P.	(5)	6/30/2025	12,169,627	16,197,429
Clayton, Dubilier & Rice Fund XI, L.P.	(4)	6/30/2023	3,821,367	4,604,346
Clayton, Dubilier & Rice Fund XI, L.P.	(4)	12/31/2024	19,899,442	23,052,711
EDP PPC Investor	(8)	8/14/2025	1,430,899	1,836,299
Excellere Partners III	(5)	3/31/2024	5,769,911	8,860,866
Excellere Partners IV	(5)	3/31/2024	6,729,123	11,570,694
Frontier Opportunity Fund A	(4)	12/31/2023	270,454	385,112
GA Continuity Fund II, L.P.	(5)	3/4/2025	68,434,326	110,304,065
GA Continuity I (AM) Fund	(4)	6/30/2023	133,052	250,709
GA Continuity I (HG) Fund	(4)	6/30/2023	237,836	407,534
GA Continuity I (SNF) Fund	(4)	6/30/2023	160,419	208,604
Green Equity Investors Side CF III - C, L.P.	(5)	12/4/2023	8,298,379	11,513,002
Green Equity Investors VIII, L.P.	(4)	12/31/2024	16,184,059	22,126,880
Hellman & Friedman Capital Partners IX	(4)	12/31/2023	887,862	1,230,225
Hellman & Friedman Capital Partners X	(4)	12/31/2023	540,169	573,076
Hidden Harbor Capital Partners Continuation Fund, L.P.	(5)	4/25/2025	105,170,688	112,088,905
Highline PPC Blocker	(5)	8/14/2025	3,122,947	3,850,495
Highline PPC FT Holdings	(9)	8/14/2025	314,967	387,581
Investcorp North American Private Equity Parallel Fund I, L.P.	(3)	2/17/2023	3,694,328	4,123,513
Investcorp North American Private Equity Realization Fund 2022, L.P.	(3)	2/17/2023	8,381,225	12,504,086
Kenco PPC FT Investor	(10)	8/14/2025	2,571,937	3,581,009
Kinderhook GME Equity	(5)	6/14/2024	404,219	516,485
Kinderhook PMQ Reinvestment Fund V-A, L.P.	(3)	3/3/2022	3,142,466	6,383,035
Kinderhook Reinvestment Fund IV2, L.P.	(5)	11/13/2023	9,472,075	9,829,775
Lawley PPC FT Investor	(11)	8/14/2025	958,470	1,302,562
Lindsay Goldberg V, L.P.	(4)	12/31/2024	14,909,501	15,422,973
Littlejohn Fund V, L.P.	(3)	3/31/2022	2,357,101	1,382,934
Littlejohn Fund VI	(4)	12/31/2023	771,101	1,123,709
Littlejohn Fund VI	(3)	12/31/2022	3,022,267	3,581,762
Littlejohn Fund VI-A, L.P.	(3)	3/31/2022	3,814,753	4,507,565
Littlejohn Fund VII-A, L.P.	(5)	12/31/2023	—	—
Madison Dearborn Capital Partners VIII	(5)	9/30/2025	3,445,255	4,143,465
Madison Dearborn Capital Partners VIII, L.P.	(4)	12/31/2024	39,123,569	46,270,906
Manulife PE Partners II Cayman, L.P.	(5)	6/1/2024	79,765,325	103,948,941
Monogram PPC Holdings	(12)	8/14/2025	1,957,510	2,318,886
NAI PPC Holdings	(5)	8/14/2025	25,832	56,054

CARLYLE ALPINVEST PRIVATE MARKETS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
As of September 30, 2025

Private Equity Investments (80.7%)	Footnotes	Acquisition Date	Cost Value	Fair Value (2)
NAI PPC Intermediate	(5)	8/14/2025	55,955	121,419
New Mountain Partners VI, L.P.	(4)	12/31/2024	19,103,377	26,930,703
Norwest Equity Partners IX, L.P.	(4)	9/30/2023	3,538,935	6,316,871
Norwest Equity Partners X, L.P.	(4)	9/30/2023	5,780,767	13,411,060
Norwest Equity Partners XI, L.P.	(4)	9/30/2023	2,586,959	2,593,460
Odyssey Investment Partners Fund V	(3)	12/31/2022	881,816	326,627
Odyssey Investment Partners Fund VI	(3)	12/31/2022	1,875,004	2,653,874
OEP Neptune Fund I SCSP	(3)	4/24/2023	10,079,310	14,180,534
One Equity Partners VI	(4)	12/31/2023	50,202	169,978
One Equity Partners VII	(4)	12/31/2023	541,174	543,303
One Equity Partners VIII	(4)	12/31/2023	639,754	808,809
Plaskolite PPC Investor	(13)	8/14/2025	981,087	1,257,602
PPC IV-A, L.P.	(5)	8/14/2025	—	—
ProAmpac PPC Investor II	(5)	8/14/2025	4,601,422	5,615,433
ProAmpac PPC Investor III	(5)	8/14/2025	2,567,414	3,133,197
Providence Strategic Growth II, L.P.	(4)	9/30/2025	1,715,819	2,301,764
Providence Strategic Growth III, L.P.	(4)	9/30/2025	2,821,219	4,297,315
Providence Strategic Growth IV, L.P.	(4)	9/30/2025	5,288,847	6,538,371
Providence Strategic Growth, L.P.	(4)	9/30/2025	775,676	888,916
PSG Fidelity Co-Invest, L.P.	(4)	9/30/2025	3,215,710	2,608,505
PSG V, L.P.	(4)	9/30/2025	5,196,637	6,313,935
PSG VI, L.P.	(4)	9/30/2025	447,601	478,175
Quad-C Partners IX, L.P.	(4)	12/31/2022	1,153,236	1,230,230
Quad-C Partners X, L.P.	(3)	12/31/2022	1,482,914	1,880,231
Roark Capital Partners CF, L.P.	(3)	8/17/2022	5,769,351	8,208,183
Sentinel MCA AV, L.P.	(5)	10/13/2023	2,366,894	2,806,013
Sugar PPC FT Investor	(14)	8/14/2025	2,072,996	2,444,731
TA Associates XIII	(4)	12/31/2023	340,449	464,651
TA Associates XIV	(4)	12/31/2023	351,224	384,434
The Resolute III Continuation Fund, L.P.	(5)	9/20/2024	91,018,760	103,405,752
Thoma Bravo Fund XV, L.P.	(4)	12/31/2024	23,308,361	29,130,878
Thoma Bravo Oasis Fund A, L.P.	(3)	1/21/2022	3,869,800	6,942,759
TPG Healthcare Partners II, L.P.	(3)	8/5/2022	102,115	143,357
TPG Partners IX, L.P.	(3)	8/5/2022	728,693	858,817
TPG Partners VII, L.P.	(3)	3/31/2022	1,205,447	678,237
TPG Partners VIII, L.P.	(3)	3/31/2022	8,765,530	10,110,487
Valicor PPC FT Investor	(15)	8/14/2025	2,571,280	2,742,939
Wind Point Partners IX	(4)	12/31/2023	648,115	719,537
Wind Point Partners VIII	(4)	12/31/2023	174,081	126,222

CARLYLE ALPINVEST PRIVATE MARKETS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
As of September 30, 2025

Private Equity Investments (80.7%)	Footnotes	Acquisition Date	Cost Value	Fair Value (2)
Wind Point Partners X-B, L.P.	(5)	1/23/2024	253,868	340,860
Total North America			$927,030,004	$1,206,867,460
Rest of World (0.7%)
Affinity Asia Pacific Fund V	(4)	12/31/2023	$532,591	$652,173
Ping An Global Equity Selection Fund III	(5)	8/15/2025	1,049,115	1,728,109
Ping An Global Equity Selection Fund III	(5)	11/25/2024	8,533,651	13,671,446
TPG Asia VII (B), L.P.	(3)	4/20/2022	7,448,505	6,217,880
TPG Asia VIII (B), L.P.	(3)	7/1/2022	1,165,349	1,426,110
Total Rest of World			$18,729,211	$23,695,718
Total Secondary Investments			$1,204,273,792	$1,560,955,788
Total Private Equity Investments			$2,055,476,713	$2,554,978,297
Total Investments (80.8%)			$2,055,476,713	$2,554,978,297
Cash Equivalents (23.1%)
North America (23.1%)
UMB Money Market II Special (3.94%)	(3)(4)(5)		$729,770,993	$729,770,993
Total Cash Equivalents			$729,770,993	$729,770,993
Total Investments and Cash Equivalents (103.8%)			$2,785,247,706	$3,284,749,290
Other Assets and Liabilities, Net (-3.8%)				$(121,325,367)
Net Assets (100.0%)				$3,163,423,923
(1)  The Fair Value is estimated by management using significant unobservable inputs and as such may not necessarily reflect the current or expected future performance of such Direct Investment, Primary
Investment or Secondary Investment or the Fair Value of the Fund’s interest in such Direct Investment, Primary Investment or Secondary Investment. Furthermore, the Fair Value has not been calculated, reviewed, verified or in any way approved by such Direct Investment, Primary Investment or Secondary Investment or its general partner, manager or sponsor (including any of its affiliates). Please see Notes to Consolidated Financial Statements for further details regarding the valuation policy of the Fund.
(2)  Direct Investments are private investments directly into the equity of selected operating companies, often together with the management of the company. Primary Investments are investments in newly established private equity partnerships where underlying portfolio companies are not known as of the time of investment. Secondary Investments are portfolios of assets acquired on the secondary market.
(3)  Investments held in AlpInvest Seed Fund L.P.
(4)  Investments held in ACP 2022 Marvel Blocker LLC.
(5)  Investments held in AlpInvest CAPM Holdings, LLC.
(6)  Investments held in Alp Aurorium RIC Blocker, LLC
(7)  Investments held in Alp CHG RIC Blocker, LLC
(8)  Investments held in Alp EDP RIC Blocker, LLC
(9)  Investments held in Alp Highline RIC Blocker, LLC
(10)  Investments held in Alp Kenco RIC Blocker, LLC
(11)  Investments held in Alp Lawley RIC Blocker, LLC
(12)  Investments held in Alp Monogram RIC Blocker, LLC
(13)  Investments held in Alp Plaskolite RIC Blocker, LLC
(14)  Investments held in Alp Sugar RIC Blocker, LLC
(15)  Investments held in Alp Valicor RIC Blocker, LLC
(16)  Investment does not issue shares.
(17)  Non-income producing security.
(18)  Private Equity Investments are generally issued in private placement transactions and as such are generally restricted as to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under Acquisition Date as shown in the Consolidated Schedule of Investments. Total fair value of restricted investments as of September 30, 2025, was
$2,554,978,297, or 80.7% of net assets.

CARLYLE ALPINVEST PRIVATE MARKETS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
As of September 30, 2025
See accompanying Notes to Consolidated Financial Statements.

CARLYLE ALPINVEST PRIVATE MARKETS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
As of September 30, 2025

SUMMARY OF INVESTMENTS BY STRATEGY (AS A PERCENTAGE OF TOTAL INVESTMENTS)
Direct Investments	33.30%
Primary Investments	5.60%
Secondary Investments	61.10%
Total Investments	100.0%
See accompanying Notes to Consolidated Financial Statements.

CARLYLE ALPINVEST PRIVATE MARKETS FUND
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

ASSETS:	September 30, 2025
Investments, at fair value (cost $2,055,476,713)	$2,554,978,297
Cash and cash equivalents	729,770,993
Receivable for investments sold	4,612,602
Cash denominated in foreign currency (cost $4,066,712)	4,088,029
Interest receivable	2,668,175
Deferred purchase price - interest	1,832,041
Prepaid expenses and other assets	456,542
Deferred financing cost	322,748
Deferred offering cost	251,829
Other receivables	19,101
Total assets	$3,299,000,357

LIABILITIES:
Tenders payable	$59,565,660
Payable for investments purchased	41,098,967
Deferred tax liability	14,906,834
Incentive fee payable	10,851,537
Management fee payable	6,423,776
Due to investment adviser	693,470
Legal fees payable	433,433
Fund accounting and administration fees payable	329,662
Professional fees payable	235,544
Audit fees payable	182,010
Accrued trustees' fees payable	89,549
Accrued line of credit interest and commitment fee payable	10,694
Other payables and accrued expenses	755,298
Total liabilities	$135,576,434
Commitment and Contingencies (See Note 11)
Net Assets Attributable to Common Shareholders	$3,163,423,923

COMPOSITION OF NET ASSETS ATTRIBUTABLE TO COMMON SHARES:
Paid-in capital	$2,717,747,442
Total distributable earnings	445,676,481
Net Assets Attributable to Common Shareholders	$3,163,423,923

CARLYLE ALPINVEST PRIVATE MARKETS FUND
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

NET ASSET VALUE PER SHARE
Class I
Net Assets	$2,489,675,036
Shares of Beneficial Interest	160,560,646
Net Asset Value per share of Beneficial Interest	$15.51

NET ASSET VALUE PER SHARE
Class A
Net Assets	$598,906,410
Shares of Beneficial Interest	39,106,828
Net Asset Value per share of Beneficial Interest	$15.31

NET ASSET VALUE PER SHARE
Class W
Net Assets	$74,832,145
Shares of Beneficial Interest	4,892,669
Net Asset Value per share of Beneficial Interest	$15.29

NET ASSET VALUE PER SHARE
Class X
Net Assets	$10,332
Shares of Beneficial Interest	674
Net Asset Value per share of Beneficial Interest	$15.31
See accompanying Notes to Consolidated Financial Statements.

CARLYLE ALPINVEST PRIVATE MARKETS FUND
CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited)

INVESTMENT INCOME:	For the six month period ended September 30, 2025
Interest Income	$11,411,107
Total Investment Income	$11,411,107

EXPENSES:
Incentive fees	$21,243,611
Management fees	16,325,060
Interest expense and fees on credit facility	1,556,042
Distribution fees	1,267,727
Fund accounting and administration fees	902,618
Interest expense	543,415
Professional fees	507,607
Audit fees	306,331
Legal fees	296,196
Amortization of debt financing costs	267,974
Offering costs	241,242
Insurance expense	145,280
Printing expense	142,508
Trustees' fees and expenses	120,000
Custodian fees	104,761
Transfer agent fees	101,812
Other expenses	616,776
Total expenses before waiver	$44,688,960
Less fees reimbursed by investment adviser	—
Total Expenses	44,688,960
Net Investment Loss	$(33,277,853)

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain on investments and foreign currency	$24,966,717
Net change in unrealized appreciation on investments and foreign currency	209,175,704
Net Realized and Unrealized Gain on Investments and Foreign Currency before taxes	234,142,421
Net change in deferred income tax expense	(7,841,153)
Net Realized and Unrealized Gain on Investments and Foreign Currency after taxes	226,301,268

Net Increase in Net Assets Attributable to Common Shares from Operations	$193,023,415
See accompanying Notes to the Consolidated Financial Statements.

CARLYLE ALPINVEST PRIVATE MARKETS FUND
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
FROM OPERATIONS:
Net investment loss	$(33,277,853)	$(30,983,428)
Net realized gain on investments and foreign currency	24,966,717	8,242,851
Net change in unrealized appreciation on investments and foreign currency	209,175,704	243,322,841
Net change in deferred income tax asset/(liability)	(7,841,153)	(5,617,747)
Net Increase in Net Assets Attributable to Common Shares from Operations	$193,023,415	$214,964,517

DISTRIBUTABLE EARNINGS:
Class I	$—	$(2,006,988)
Class A	—	(243,012)
Class W	—	—
Class X	—	—
Total Distributions from Distributable Earnings	$—	$(2,250,000)

CAPITAL SHARE TRANSACTIONS:
Class I
Proceeds from shares sold	$863,321,510	$988,472,223
Class I shares exchanged for Class W shares	—	(10,000)
Class I shares exchanged for Class X shares	(10,000)	—
Class A shares exchanged for Class I shares	127,531	318,117
Reinvestment of distributions	—	1,731,174
Repurchase of shares	(109,144,130)	(32,955,388)
Redemption fees	26,471	4,348
Class A
Proceeds from shares sold	$273,977,238	$270,293,829
Class A shares exchanged for Class I shares	(127,531)	(318,117)
Reinvestment of distributions	—	243,009
Repurchase of shares	(462,017)	(27,121)
Redemption fees	2,476	1,142
Class W
Proceeds from shares sold	$72,262,025	$—
Class W shares exchanged for Class I shares	—	10,000
Reinvestment of distributions	—	18
Repurchase of Shares	—	—
Class X
Proceeds from shares sold	$—	$—
Class X shares exchanged for Class I shares	10,000	—
Reinvestment of distributions	—	—
Repurchase of Shares	—	—
Net Increase from Capital Share Transactions	$1,099,983,573	$1,227,763,234
Net Increase in Net Assets Attributable to Common Shares	$1,293,006,988	$1,440,477,751

CARLYLE ALPINVEST PRIVATE MARKETS FUND
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

NET ASSETS ATTRIBUTABLE TO COMMON SHAREHOLDERS
Beginning of period	$1,870,416,935	$189,488,546
End of period	$3,163,423,923	$1,629,966,297

SHARE ACTIVITY
Class I
Shares sold	58,524,273	72,218,495
Shares tendered	(7,179,872)	(2,305,395)
Shares reinvested	—	130,753
Class I shares exchanged for Class W shares	—	(716)
Class I shares exchanged for Class X shares	(667)	—
Class I shares exchanged for Class A shares	8,944	23,735
Class A
Shares sold	18,770,000	20,384,805
Shares tendered	(30,384)	(3,992)
Shares reinvested	—	18,508
Class A shares exchanged for Class I shares	(9,038)	(23,938)
Class W
Shares sold	4,891,946	—
Shares tendered	—	—
Shares reinvested	—	—
Class W shares exchanged for Class I shares	—	723
Class X
Shares sold	—	—
Shares tendered	—	—
Shares reinvested	—	—
Class W shares exchanged for Class I shares	674	—
See accompanying Notes to Consolidated Financial Statements.

CARLYLE ALPINVEST PRIVATE MARKETS FUND
CONSOLIDATED STATEMENT OF CASH FLOWS (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES:	For the six month period ended September 30, 2025
Net increase in net assets resulting from operations	$193,023,415
Adjustments to reconcile net increase in net assets from operations to net cash Used in operating activities:
Cost of investments purchased and change in payable for investments purchased	(682,749,223)
Proceeds from sales of and paydowns from investments and change in receivable for investments sold	48,620,207
Return of capital	51,553,546
Net premium amortization/(discount accretion)	(2,156)
Net realized gain on investments and foreign currency	(24,810,820)
Net change in unrealized appreciation on investments and foreign currency	(209,175,704)
(Increase)/Decrease in assets:
Interest receivable	(1,339,423)
Deferred offering cost	(64,957)
Other receivable	(14,375)
Deferred asset	(322,748)
Deferred purchase price - interest	(1,832,041)
Prepaid expenses and other assets	(241,522)
Increase/(Decrease) in liabilities:
Deferred tax liability	7,841,153
Incentive fee payable	(183,487)
Management fee payable	2,717,947
Legal fees payable	227,854
Professional fees payable	(51,043)
Audit fees payable	53,010
Due to investment adviser	587,925
Financing cost payable	(23,861)
Accrued trustees' fees payable	62,500
Fund accounting and administration fees payable	128,841
Accrued Line of Credit interest and commitment fee payable	(614,931)
Other payables and accrued expenses	198,060
Net Cash Used in Operating Activities	$(616,411,833)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares issued	$1,209,560,773
Cost of shares redeemed	(76,858,754)
Redemptions fees	28,947
Amortization of financing costs	(267,974)
Net Cash Provided by Financing Activities	1,132,462,992
Net increase in cash and cash equivalents	516,051,159
Cash and cash equivalents, beginning balance	217,807,863
Cash and cash equivalents, ending balance	$733,859,022

CARLYLE ALPINVEST PRIVATE MARKETS FUND
CONSOLIDATED STATEMENT OF CASH FLOWS (Unaudited)

Supplemental disclosure of non-cash operating and financing activities
Cash paid for interest on borrowings	$—
Reinvestment of dividends and distributions	$—
Reconciliation of cash, restricted cash and foreign currency, ending balance:
Cash and cash equivalents	729,770,993
Cash denominated in foreign currency	4,088,029
Total cash, restricted cash and foreign currency, ending balance	$733,859,022
See accompanying Notes to Consolidated Financial Statements.

CARLYLE ALPINVEST PRIVATE MARKETS FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS

CLASS I	Six Months Ended September 30, 2025	Year Ended March 31, 2025	Year Ended March 31, 2024	Period ended March 31, 2023 (g)
PER SHARE OF BENEFICIAL INTEREST OPERATING PERFORMANCE
Net asset value, beginning of period	$14.46	$11.90	$10.28	$10.00
INCOME/(LOSS) FROM INVESTMENT OPERATIONS
Net investment loss (a)	(0.18)	(0.36)	(0.35)	(0.10)
Net realized and unrealized gain on investments and foreign currency	1.23	2.95	1.99	0.38
Total Income from Investment Operations	1.05	2.59	1.64	0.28
Dividends and/or distributions to shareholders:
Dividends to shareholders	—	(0.03)	(0.02)	—
Total Dividends and/or distributions to shareholders:	—	(0.03)	(0.02)	—
Net asset value per common share - end of period	$15.51	$14.46	$11.90	$10.28

Total Return (c)	7.26%	21.74%	15.93%	2.83%

Ratios/Supplemental Data
Net assets attributable to common shares, end of period (000s)	$2,489,675	$1,578,809	$429,959	$189,489
Ratio of expenses to average net assets attributable to common shares, excluding fee waiver (d)	2.53%	4.13%	4.43%	3.73%
Ratio of expenses to average net assets attributable to common shares, including fee waiver (d)	2.53%	4.13%	4.43%	2.51%
Ratio of net investment gain (loss) to average net assets attributable to common shares (b)	(0.86)%	(0.66)%	(1.66)%	(1.64)%
Interest and fees from borrowings (e)	—%	—%	0.18%	—%
Portfolio turnover rate (f)	1.22%	2.69%	3.30%	0.38%
(a)  Calculated using average common shares outstanding.
(b)  Net investment loss ratio is annualized and calculated excluding Incentive Fees for the period ended September 30, 2025, year ended
March 31, 2025, year ended March 31, 2024 and period ended March 31, 2023. Net investment loss ratio is annualized except for organizational fees, which are one time expenses, and calculated excluding Incentive Fees for the period ended March 31, 2025.  If Incentive
Fees were included, the ratios would have been lowered by 0.82%, 2.21%, 1.45%, and 0.31% for the period ended September 30, 2025, year ended March 31, 2025, year ended March 31, 2024 and period ended March 31, 2023, respectively. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratios do not include net investment income of the funds in which the Fund invests.
(c)  Total investment return is calculated assuming a purchase of common share at the opening on the first day and a sale at closing on the last day of each period reported. Dividends and distributions are assumed for purposes of this calculation to be reinvested at prices obtained under the
Fund's dividend reinvestment plan. Total investment return does not reflect sales load or brokerage commissions, if any, and is not annualized.
(d)  Expense ratios have been annualized, except for organizational fees which are one time expenses, and Incentive Fees which are not annualized. If Incentive Fees had been excluded, the expense ratios would have decreased by 0.82%, 2.21%, 1.45% and 0.31%  for  the period ended September 30, 2025, year ended March 31, 2025, year ended March 31, 2024 and period ended March 31, 2023, respectively.
Expenses do not include expenses from underlying funds in which the Fund is invested.
(e)  Interest and fees from borrowings is calculated based on the average net assets for the period.
(f)  Percentage represents the results for the period and is not annualized.
(g)  The Fund commenced operations on January 3, 2023.
See accompanying Notes to Consolidated Financial Statements.

CARLYLE ALPINVEST PRIVATE MARKETS FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS (Continued)

CLASS A	Six Months Ended September 30, 2025	Year Ended March 31, 2025	Period ended March 31, 2024 (g)
PER SHARE OF BENEFICIAL INTEREST OPERATING PERFORMANCE
Net asset value, beginning of period	$14.31	$11.85	$11.56
INCOME/(LOSS) FROM INVESTMENT OPERATIONS
Net investment loss (a)	(0.21)	(0.64)	(0.23)
Net realized and unrealized gain on investments and foreign currency	1.21	3.13	0.54
Total Income from Investment Operations	1.00	2.49	0.31
Dividends and/or distributions to shareholders:
Dividends to shareholders	—	(0.03)	(0.02)
Total Dividends and/or distributions to shareholders:	—	(0.03)	(0.02)
Net asset value per common share - end of period	$15.31	$14.31	$11.85

Total Return (c)	6.99%	20.99%	2.68%

Ratios/Supplemental Data
Net assets attributable to common shares, end of period (000s)	$598,906	$291,598	$10
Ratio of expenses to average net assets attributable to common shares, excluding fee waiver (d)	3.02%	7.30%	4.73%
Ratio of expenses to average net assets attributable to common shares, including fee waiver (d)	3.02%	7.30%	4.73%
Ratio of net investment gain (loss) to average net assets attributable to common shares (b)	(1.23)%	(1.16)%	(2.12)%
Interest and fees from borrowings (e)	—%	—%	0.11%
Portfolio turnover rate (f)	1.22%	2.69%	3.30%
(a)  Calculated using average common shares outstanding.
(b)  Net investment gain (loss) ratio is annualized and calculated excluding Incentive Fees for the period ended  September 30, 2025, year ended
March 31, 2025 and period ended March 31, 2024. If Incentive Fees were included, the ratio would have been lowered by 0.81%, 3.91% and
0.92% for the period ended  September 30, 2025, year ended March 31, 2025 and period ended March 31, 2024, respectively. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratios do not include net investment income of the funds in which the Fund invests.
(c)  Total investment return is calculated assuming a purchase of common share at the opening on the first day and a sale at closing on the last day of each period reported. Dividends and distributions are assumed for purposes of this calculation to be reinvested at prices obtained under the
Fund's dividend reinvestment plan. Total investment return does not reflect sales load or brokerage commissions, if any, and is not annualized.
(d)  Expense ratios have been annualized except for Incentive Fees which are not annualized. If Incentive Fees had been excluded, the expense ratio would have decreased by 0.81%, 3.91% and 0.92% for the periods ended September 30, 2025, year ended March 31, 2025 and period ended March 31, 2024, respectively. Expenses do not include expenses from underlying funds in which the Fund is invested.
(e)  Interest and fees from borrowings is calculated based on the average net assets for the period.
(f)  Percentage represents the results for the period and is not annualized.
(g)  For the period October 2, 2023 (inception of offering) through March 31, 2024.
See accompanying Notes to Consolidated Financial Statements.

CARLYLE ALPINVEST PRIVATE MARKETS FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS (Continued)

CLASS W	Six Months Ended September 30, 2025	Period ended March 31, 2025 (g)
PER SHARE OF BENEFICIAL INTEREST OPERATING PERFORMANCE
Net asset value, beginning of period	$14.31	$13.83
INCOME/(LOSS) FROM INVESTMENT OPERATIONS
Net investment loss (a)	(0.24)	(0.24)
Net realized and unrealized gain on investments and foreign currency	1.22	0.72
Total Income from Investment Operations	0.98	0.48
Dividends and/or distributions to shareholders:
Dividends to shareholders	—	—
Total Dividends and/or distributions to shareholders:	—	—
Net asset value per common share - end of period	$15.29	$14.31

Total Return (c)	6.85%	3.47%

Ratios/Supplemental Data
Net assets attributable to common shares, end of period (000s)	$744,832	$10
Ratio of expenses to average net assets attributable to common shares, excluding fee waiver (d)	3.33%	15.48%
Ratio of expenses to average net assets attributable to common shares, including fee waiver (d)	3.33%	15.48%
Ratio of net investment gain (loss) to average net assets attributable to common shares (b)	(1.36)%	(4.86)%
Interest and fees from borrowings (e)	—%	—%
Portfolio turnover rate (f)	1.22%	2.69%
(a)  Calculated using average common shares outstanding.
(b)  Net investment gain (loss) ratio is annualized and calculated excluding Incentive Fees for the periods ended September 30, 2025 and
March 31, 2025. If Incentive Fees were included, the ratio would have been lowered by 0.89% and 1.30% for the periods ended
September 30, 2025 and March 31, 2025, respectively. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratios do not include net investment income of the funds in which the Fund invests.
(c)  Total investment return is calculated assuming a purchase of common share at the opening on the first day and a sale at closing on the last day of each period reported. Dividends and distributions are assumed for purposes of this calculation to be reinvested at prices obtained under the
Fund's dividend reinvestment plan. Total investment return does not reflect sales load or brokerage commissions, if any, and is not annualized.
(d)  Expense ratios have been annualized except for Incentive Fees which are not annualized. If Incentive Fees had been excluded, the expense ratio would have decreased by 0.89% and 1.30% for the periods ended September 30, 2025 and March 31, 2025, respectively. Expenses do not include expenses from underlying funds in which the Fund is invested.
(e)  Interest and fees from borrowings is calculated based on the average net assets for the period.
(f)  Percentage represents the results for the period and is not annualized.
(g)  For the period March 1, 2025 (inception of offering) through March 31, 2025.

CARLYLE ALPINVEST PRIVATE MARKETS FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS (Continued)

CLASS X	Period ended September 30, 2025 (g)
PER SHARE OF BENEFICIAL INTEREST OPERATING PERFORMANCE
Net asset value, beginning of period	$14.83
INCOME/(LOSS) FROM INVESTMENT OPERATIONS
Net investment loss (a)	(0.10)
Net realized and unrealized gain on investments and foreign currency	0.59
Total Income from Investment Operations	0.49
Dividends and/or distributions to shareholders:
Dividends to shareholders	—
Total Dividends and/or distributions to shareholders:	—
Net asset value per common share - end of period	$15.32

Total Return (c)	3.30%

Ratios/Supplemental Data
Net assets attributable to common shares, end of period (000s)	$10
Ratio of expenses to average net assets attributable to common shares, excluding fee waiver (d)	1.32%
Ratio of expenses to average net assets attributable to common shares, including fee waiver (d)	1.32%
Ratio of net investment gain (loss) to average net assets attributable to common shares (b)	(0.54)%
Interest and fees from borrowings (e)	—%
Portfolio turnover rate (f)	1.22%
(a)  Calculated using average common shares outstanding.
(b)  Net investment gain (loss) ratio is annualized and calculated excluding Incentive Fees for the period ended September 30, 2025. If Incentive
Fees were included, the ratio would have been lowered by 0.35% for the period ended September 30, 2025. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratios do not include net investment income of the funds in which the Fund invests.
(c)  Total investment return is calculated assuming a purchase of common share at the opening on the first day and a sale at closing on the last day of each period reported. Dividends and distributions are assumed for purposes of this calculation to be reinvested at prices obtained under the
Fund's dividend reinvestment plan. Total investment return does not reflect sales load or brokerage commissions, if any, and is not annualized.
(d)  Expense ratios have been annualized except for Incentive Fees which are not annualized. If Incentive Fees had been excluded, the expense ratio would have decreased by 0.35% for the period ended September 30, 2025. Expenses do not include expenses from underlying funds in which the Fund is invested.
(e)  Interest and fees from borrowings is calculated based on the average net assets for the period.
(f)  Percentage represents the results for the period and is not annualized.
(g)  For the period July 1, 2025 (inception of offering) through September 30, 2025.

CARLYLE ALPINVEST PRIVATE MARKETS FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
1. ORGANIZATION
Carlyle AlpInvest Private Markets Fund (the “Fund”) was organized as a Delaware statutory trust on December 7, 2021.
The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The Fund commenced operations on January 3, 2023 ("Commencement of Operations").
The Fund’s Board of Trustees (the “Board”) provides broad oversight over the Fund’s investment program and its management and operations. AlpInvest Private Equity Investment Management, LLC serves as the Fund’s investment adviser (“AlpInvest”). AlpInvest oversees the management of the Fund’s day-to-day activities including structuring, governance, distribution, reporting and oversight. AlpInvest entered into a sub-advisory agreement with Carlyle Global
Credit Investment Management L.L.C., who serves as the Fund’s sub-adviser (“Sub-Adviser” and together with
AlpInvest, the “Advisers”) and is responsible for managing the portion of the Fund’s assets allocated to liquid fixed-
income investments, such broadly syndicated loans. Each Adviser is registered as an investment adviser with the
Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended. Each
Adviser is also an indirect, wholly-owned subsidiary of The Carlyle Group Inc.
The Fund's investment objective is to seek long-term capital appreciation. The Fund opportunistically allocates its assets across a global portfolio of private markets investments (“Private Markets Investments”). Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in Private
Markets Investments. Private Markets Investments include, without limitation:
•as part of the Fund's “Direct Investments” strategy, direct investments in individual portfolio companies alongside third party private equity funds (“Underlying Funds”);
•as part of the Fund’s “Secondary Investments” strategy, secondary purchases of interests in Underlying Funds and portfolio companies;
•as part of the Fund’s “Primary Investments” strategy, direct subscriptions for interests in Underlying Funds;
and
•investments in privately placed bank loans and other debt instruments and loans to private companies.
As part of its principal investment strategies, the Fund invests in underlying funds and portfolio companies organized both within and outside of the United States. The Fund invests in broadly syndicated term loans and other fixed income investments in order to manage its cash and liquidity needs while earning an incremental return.
2. SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation – The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is considered an investment company and therefore applies the guidance of Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) Topic 946, Financial Services - Investment Companies. The consolidated financial statements reflect all adjustments and reclassifications, which, in the opinion of management, are necessary for the fair presentation of the results of operations and financial condition as of and for the periods presented. All significant intercompany balances and transactions have been eliminated. The consolidated financial statements include the accounts of the Fund and its wholly owned subsidiaries ("Subsidiaries"). The following is a summary of significant accounting policies used in preparing the consolidated financial statements.
Consolidation of a Subsidiary – The Fund may make investments through its Subsidiaries. Such Subsidiaries will not be registered under the 1940 Act. The Board has oversight responsibility for the investment activities of the Fund, including its investment in any Subsidiary. To the extent applicable to the investment activities of a Subsidiary, the
Subsidiary will follow the same compliance policies and procedures as the Fund. The Fund would “look through” any such Subsidiary to determine compliance with its investment policies.
The consolidated financial statements of the Fund include AlpInvest CAPM Holdings, LLC, AlpInvest Seed Fund GP,
LLC, AlpInvest Seed Fund Limited Partner, LLC, AlpInvest Seed Fund, L.P., ACP 2022 Marvel Blocker LLC, Alp
Aurorium RIC Blocker, LLC, Alp CHG RIC Blocker, LLC, Alp EDP RIC Blocker, LLC, Alp Highline RIC Blocker,
LLC, Alp Kenco RIC Blocker, LLC, Alp Lawley RIC Blocker, LLC, Alp Monogram RIC Blocker, LLC, Alp Plaskolite

CARLYLE ALPINVEST PRIVATE MARKETS FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
RIC Blocker, LLC, Alp Sugar RIC Blocker, LLC, and Alp Valicor RIC Blocker, LLC, all wholly-owned subsidiaries of the Fund.
Use of Estimates – The preparation of the consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. The Fund believes that these estimates utilized in preparing the consolidated financial statements are reasonable and prudent; however, actual results could differ from these estimates.
Income Taxes – The Fund has elected to be treated, and intends to continue to comply with the requirements to qualify annually, as a regulated investment company (“RIC”) by complying with the requirements of Subchapter M of the
Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders. Accordingly, no provision for federal income or excise tax is necessary. See Note 9 for additional information.
In accounting for income taxes, the Fund follows the guidance in FASB ASC 740, Accounting for Uncertainty in
Income Taxes. FASB ASC 740 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity before being measured and recognized in the consolidated financial statements. There were no material uncertain tax positions requiring recognition in the Fund’s consolidated financial statements as of September 30, 2025.
The Fund’s tax year is the 12-month period ending September 30 and the Fund’s income and federal excise tax returns and all financial records supporting returns will be subject to examination by the federal and Delaware revenue authorities.
ACP 2022 Marvel Blocker LLC, Alp Aurorium RIC Blocker, LLC, Alp CHG RIC Blocker, LLC, Alp EDP RIC
Blocker, LLC, Alp Highline RIC Blocker, LLC, Alp Kenco RIC Blocker, LLC, Alp Lawley RIC Blocker, LLC, Alp
Monogram RIC Blocker, LLC, Alp Plaskolite RIC Blocker, LLC, Alp Sugar RIC Blocker, LLC, and Alp Valicor RIC
Blocker, LLC are treated as corporations for U.S. federal income tax purposes. U.S. corporations are subject to U.S.
federal income tax on their worldwide income and state tax rates will vary by state, if any. ACP 2022 Marvel Blocker,
LLC, Alp Aurorium RIC Blocker, LLC, Alp CHG RIC Blocker, LLC, Alp EDP RIC Blocker, LLC, Alp Highline RIC
Blocker, LLC, Alp Kenco RIC Blocker, LLC, Alp Lawley RIC Blocker, LLC, Alp Monogram RIC Blocker, LLC, Alp
Plaskolite RIC Blocker, LLC, Alp Sugar RIC Blocker, LLC, and Alp Valicor RIC Blocker, LLC file federal, state and local tax returns as required.
With respect to ACP 2022 Marvel Blocker LLC, Alp Aurorium RIC Blocker, LLC, Alp CHG RIC Blocker, LLC, Alp
EDP RIC Blocker, LLC, Alp Highline RIC Blocker, LLC, Alp Kenco RIC Blocker, LLC, Alp Lawley RIC Blocker,
LLC, Alp Monogram RIC Blocker, LLC, Alp Plaskolite RIC Blocker, LLC, Alp Sugar RIC Blocker, LLC, and Alp
Valicor RIC Blocker, LLC, income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the Consolidated Statement of Operations in the period that includes the enactment date.
Management has reviewed the Fund’s tax positions for the open tax year and has concluded that as of September 30,
2025, the Fund has a deferred tax liability of $14,906,834 which is included in the consolidated financial statements. At
September 30, 2025, the Fund did not have a deferred tax asset.
Cash and Cash Equivalents – Cash and cash equivalents consist of monies held in a non-interest bearing account at
UMB Bank, N.A, who serves as the Fund’s custodian, and money market funds. Such cash, at times, may exceed federally insured limits. The money market funds invest primarily in government issued securities and other short-term, highly liquid instruments. As of September 30, 2025, the Fund had cash equivalents of $729,770,993 (cost of
$729,770,993 representing 729,770,993 shares) in money market funds held with UMB Bank, N.A. Institutional
Banking Money Market II. Cash equivalents are classified as Level 1 assets. The Fund is subject to credit risk should a financial institution be unable to fulfill its obligations. The Fund has not experienced any losses in such accounts and

CARLYLE ALPINVEST PRIVATE MARKETS FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
does not believe it is exposed to any significant credit risk on such accounts. There are no restrictions on the cash and cash equivalents held by the Fund.
Valuation – Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at fair value as determined in accordance with the policies and procedures approved by and under the oversight of the Board. Pursuant to these policies and procedures, AlpInvest, as the Fund's investment adviser, serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to all of the
Fund’s investments, subject to the Board’s oversight.
The Fund values its Private Markets Investments at fair value consistent with the principles of ASC Topic 820, Fair
Value Measurements (“ASC 820”). For Liquid investments that are publicly traded or for which market quotations are available, including broadly syndicated term loans, valuations are generally based on the closing sales prices as of the valuation date. See Note 3 for additional information.
Investment Income – The Fund’s primary sources of income are investment income and gains recognized upon distributions from portfolio investments and unrealized appreciation in the fair value of its portfolio investments. The classification of distributions received, including return of capital, realized gains and dividend income, is based on information received from the investment manager of the Private Markets Investment. The Fund seeks to record income earned from its investments in underlying funds in a manner that most closely follows the character of income as reported by those underlying funds. The change in unrealized appreciation on investments within the Consolidated
Statement of Operations includes the Fund’s share of unrealized gains and losses, realized undistributed gains and losses, and the undistributed net investment income or loss on investments for the relevant period.
Interest income, including amortization of premium or discount using the effective interest method, is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date or the date the Fund becomes aware of the dividend.
Other income from portfolio investments, which represents operating income from investment partnerships or other flow through entities received by the Fund, is recorded on the date received.
Fund Expenses – The Fund bears all expenses incurred in the course of its operations, including, but not limited to, the following: all fees and expenses of Private Markets Investments in which the Fund invests, management fees, fees and expenses associated with the credit facility, legal fees, administrator fees, audit and tax preparation fees, custodial fees, transfer agency fees, registration expenses, expenses of the Board and other administrative expenses. Certain of these operating expenses are subject to an expense limitation agreement (the “Expense Limitation Agreement” as further discussed in Note 4). Expenses are recorded on an accrual basis. Closing costs associated with the purchase of Primary,
Secondary and Direct Investments are included in the cost of the investment.
Shareholders’ Allocation – The Fund currently offers Class A, Class I, Class W and Class X shares (See Note 7).
Realized and unrealized gains and losses and net investment income, excluding class specific expenses, if any, are allocated to each class of common shares based upon the relative proportion of net assets of each class. Differences in per share distributions by class are generally due to differences in class specific expenses.
Dividends and Distributions – Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date.
Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.
Foreign Currency – Assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of investments and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments in the Consolidated Statement of
Operations.

CARLYLE ALPINVEST PRIVATE MARKETS FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
Deferred Costs Relating to Purchases of Secondary Investment Funds – Deferred costs associated with the acquisition of Secondary Investment Funds are amortized monthly over the deferral period until the payment due date. On the due date, the payment value corresponds to the notional amount owed to the respective counterparty.
Segment Reporting – The Fund has adopted FASB ASU 2023-07, Segment Reporting (Topic 280) - Improvements to
Reportable Segment Disclosures, which requires incremental disclosures relating to a public entity's reportable segments.  The Fund operates through a single operating and reporting segment with an investment objective to seek long-term capital appreciation. The Fund opportunistically allocates its assets across a global portfolio of Private
Markets Investments. The chief operating decision maker (“CODM”) is the Fund’s President. The CODM assesses the performance of the Fund and makes operating decisions on a consolidated basis, primarily based on the Fund’s Net
Increase in Net Assets Resulting Attributable to Common Shares from Operations (“Net Income”), as reported on the accompanying Consolidated Statement of Operations. The CODM utilizes Net Income as a key metric in determining the amount of dividends to be distributed to the Fund’s shareholders, implementing investment policy decisions, strategic initiatives, and managing and assessing the Fund’s portfolio. The CODM assesses performance for the segment and determines how to allocate resources based on Net Income. As the Fund’s operations are comprised of a single reporting segment, the segment assets are reflected on the accompanying Consolidated Statement of Assets and
Liabilities as Total Assets and the significant segment expenses are listed on the accompanying Consolidated Statement of Operations.
Recent Accounting Pronouncements – In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic
820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in this update clarify the guidance in Topic 820 when measuring the fair value of an equity security subject to contractual sale restrictions and introduce new disclosure requirements related to such equity securities. The amendments are effective for fiscal years beginning after December 15, 2023, with early adoption permitted. The Fund does not expect this guidance to impact its consolidated financial statements.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740) Improvements to Income Tax Disclosures.
The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The amendments are effective for annual periods beginning after December 15, 2024, with early adoption permitted. The Fund expects that the adoption of the amendments will not have a material impact on its financial statements.
3. FAIR VALUE MEASUREMENTS
The Fund follows the provisions of ASC 820-10, Fair Value Measurements and Disclosures, which among other matters, requires enhanced disclosures about investments that are measured and reported at fair value. ASC 820-10 defines fair value, establishes a framework for measuring fair value in accordance with GAAP and expands disclosure of fair value measurements. ASC 820-10 determines fair value to be the price that would be received for an investment in a current sale, which assumes an orderly transaction between market participants on the measurement date. ASC
820-10 requires the Fund to assume that the portfolio investment is sold in its principal market to market participants or, in the absence of a principal market, the most advantageous market, which may be a hypothetical market. Market participants are defined as buyers and sellers in the principal or most advantageous market that are independent, knowledgeable, and willing and able to transact. In accordance with ASC 820-10, the Fund has considered its principal market as the market in which the Fund exits its portfolio investments with the greatest volume and level of activity.
ASC 820-10 specifies a hierarchy of valuation techniques based on whether the inputs to those valuation techniques are observable or unobservable. In accordance with ASC 820-10, these inputs are summarized in the three broad levels listed below:
The three-tier hierarchy of inputs is summarized below:
Level 1 — Inputs that reflect unadjusted quoted prices in active markets for identical financial instruments that the reporting entity has the ability to assess at the measurement date.
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the financial instrument, either directly or indirectly. Level 2 inputs also include quoted prices for similar assets and liabilities in active markets, and quoted prices for identical or similar assets and liabilities in markets that are not active.

CARLYLE ALPINVEST PRIVATE MARKETS FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
Level 3 — Significant unobservable inputs for the financial instrument (including management’s own assumptions in determining the fair value of investments).
Transfers between levels, if any, are recognized at the beginning of the period in which the transfers occur. During the period ended September 30, 2025, there were not any transfers between levels.
Underlying Funds – Investments in Underlying Funds are recorded at fair value, using the Underlying Funds’ net asset value as a “practical expedient,” in accordance with ASC 820-10.
Investments in Underlying Funds generally are restricted securities that are subject to substantial holding periods and are not traded in public markets. Accordingly, the Fund may not be able to resell some of its investments for extended periods, which may be several years. The types of Underlying Funds that the Fund may make investments in include
Primary and Secondary Investments. Primary Investments are investments in newly established private equity funds.
Secondary Investments are investments in existing private equity funds that are acquired in privately negotiated transactions.
The fair value relating to certain underlying investments of these Underlying Funds, for which there is no public market, has been estimated by the respective Underlying Funds’ management and is based upon available information in the absence of readily ascertainable fair values and does not necessarily represent amounts that might ultimately be realized. Due to the inherent uncertainty of valuation, those estimated fair values may differ significantly from the values that would have been used had a public market for the investments existed. These differences could be material.
AlpInvest will adjust the fair value provided by the Underlying Funds’ management for subsequent cash flows received from or distributed to the Underlying Funds and for any changes in the market prices of public securities held by the
Underlying Funds and may also apply a market adjustment to reflect the estimated change in the fair value of the
Underlying Funds non-public investments from the date of the most recent net asset value provided by the Underlying
Funds' management.
Direct Investments – The Fund may also make Direct Investments, which may include debt and/or equity securities issued by operating companies and are typically made as investments alongside a private equity fund.
AlpInvest determines comparable public companies based on industry, size, developmental stage, strategy, etc., and then calculates a trading multiple for each comparable company identified by dividing the enterprise value of the comparable company by its earnings before interest, taxes, depreciation and amortization (EBITDA). The trading multiple may then be discounted for considerations such as differences between the comparable companies and the subject company based on company specific facts and circumstances. The combined multiple is then applied to the subject company to calculate the value of the subject company.
Broadly Syndicated Loans – The Fund may also make investments in broadly syndicated loans. The broadly syndicated loans are fair valued using pricing services and broker quotes. Pricing for the broadly syndicated loans is provided by the Sub-Adviser who obtains marks from Markit, a third-party pricing service. The Sub-Adviser checks the valuations and determines if price overrides or challenges are needed before final pricing is provided to the Adviser. Accordingly, the inputs used to measure fair value may fall into different levels of the fair value hierarchy.
The following table is a summary of information about the levels within the fair valuation hierarchy at which the Fund’s investments are measured as of September 30, 2025:

Investments	Level 1	Level 2	Level 3	Total
Cash Equivalents	$729,770,993	$—	$—	$729,770,993
Direct Investments	—	—	851,374,244	851,374,244
Total	$729,770,993	$—	$851,374,244	$1,581,145,237
The Fund held Primary Investments and Secondary Investments with a fair value of $1,703,604,053, which are excluded from the fair value hierarchy as of September 30, 2025, in accordance with Subtopic 820-10 as investments in

CARLYLE ALPINVEST PRIVATE MARKETS FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
Underlying Funds valued at net asset value, as a “practical expedient'’ are not required to be included in the fair value hierarchy.
The following table shows a reconciliation of Level 3 investments during the period.

Direct Investments
Balance as of March 31, 2025	$570,170,020
Transfers into Level 3	—
Purchases	222,669,826
Distributions	—
Net Realized Gains (Losses)	—
Net Change in Unrealized Appreciation (Depreciation)	58,534,398
Transfers out of Level 3	—
Balance	$851,374,244
Net Change in Unrealized Appreciation/(Depreciation) on investments held at September 30, 2025	$58,534,398

CARLYLE ALPINVEST PRIVATE MARKETS FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
A listing of Private Markets Investment types held by the Fund which use unobservable inputs in deriving their valuation, along with related attributes, as of September 30, 2025, are shown in the below table:

Reporting Security Type	Valuation Techniques	Significant Unobservable Inputs	Fair Value as of September 30, 2025	Single Input or Range (Weighted Average by Fair Value)	Impact to Valuation from an Increase in Input (2)
Common Stocks	Comparable Multiple	LTM EBITDA Multiple	540,279,571	5.04x - 35.83x (15.37x)	Increase
Common Stocks	Comparable Multiple	LTM EBITDA Multiple Comparable Transaction Multiple	17,189,757	20.50x - 20.50x (20.50x) 23.70x - 23.70x (23.70x)	Increase
Common Stocks	Comparable Multiple	Forward Revenue Multiple	12,811,997	3.56x - 6.74x (6.61x)	Increase
Common Stocks	At Cost (1)	N/A	83,747,706	N/A	N/A
Common Stocks	Comparable Multiple	Forward EBITDA Multiple	14,493,000	14.40x - 14.40x (14.40x)	Increase
Common Stocks	Comparable Multiple	LTM Revenue Multiple	16,976,632	4.29x - 10.72x (7.23x)	Increase
Common Stocks	Third Party Pricing Event	LTM EBITDA Multiple	17,204,927	11.94x - 11.94x (0x)	Increase
Preferred Stocks	Comparable Multiple	LTM EBITDA Multiple	82,886,855	5.04x - 29.23x (13.42x)	Increase
Preferred Stocks	Comparable Multiple	LTM Revenue Multiple	3,207,830	4.29x - 7.13x (6.38x)	Increase
Preferred Stocks	At Cost (1)	N/A	15,416,520	N/A	N/A
Preferred Stocks	Comparable Multiple	LTM EBITDA Multiple Comparable Transaction Multiple	10,879,746	19.10x - 19.10x (19.10x) 25.50x - 25.50x (25.50x)	Increase
Preferred Stocks	Comparable Multiple	Forward Revenue Multiple	18,436,280	8.51x - 8.51x (8.51x)	Increase
Convertible Preferred Stocks	Comparable Multiple	LTM EBITDA Multiple Comparable Transaction Multiple	7,901,986	13.45x - 13.45x (13.45x) 13.50x - 13.50x (13.50x)	Increase
Shareholder Loans	At Cost (1)	N/A	3,331,748	N/A	Increase
Warrants	Comparable Company Multiple	LTM EBITDA Multiple	$6,609,689	10.40x - 10.40x (10.40x)	Increase
Total Level 3 Investments			$851,374,244
(1)The investments were acquired shortly before period end. AlpInvest assessed and considered cost to be the best estimate of fair value.
(2)This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input.
4. RELATED PARTY TRANSACTIONS
The Fund has entered into an investment management agreement with AlpInvest (the “Investment Management
Agreement”), the Fund’s investment adviser. The Adviser has entered into a sub-advisory agreement with the Sub-
Adviser.
In consideration of the advisory services provided by the Adviser, the Fund pays the Adviser a monthly management fee equal to 1.25% on an annualized basis of the Fund’s net asset value (including assets held in a Subsidiary) as of the last day of the month (the “Management Fee”). For purposes of determining the Management Fee payable to the
Adviser for any month, the net asset value is calculated after any subscriptions but prior to any repurchases occurring in that month and prior to any reduction for any fees and expenses of the Fund for that month, including, without limitation, the Management Fee and the Incentive Fee (as defined below) payable to the Adviser for that month. The
Management Fee is payable in arrears within 30 business days after the end of the month. The Fund bears all other costs and expenses of its operations and transactions as set forth in the Investment Management Agreement. For the six month period ended September 30, 2025, the Fund incurred Management Fees of $16,325,060.
At the end of each calendar quarter of the Fund (and at certain other times), the Adviser (or, to the extent permitted by applicable law, an affiliate of the Adviser) will be entitled to receive an Incentive Fee equal to 10% of the excess, if any,

CARLYLE ALPINVEST PRIVATE MARKETS FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
of (i) the net profits of the Fund for the relevant period over (ii) the then balance, if any, of the Loss Recovery Account
(as defined below) at the start of the relevant period (the “Incentive Fee”). For the purposes of the Incentive Fee, the term “net profits” means (i) the amount by which the net asset value of the Fund on the last day of the relevant period exceeds the net asset value of the Fund as of the commencement of the same period, including any net change in unrealized appreciation or depreciation of investments and realized income and gains or losses and expenses (including offering and organizational expenses) plus (ii) the aggregate distributions accrued during the period.
The Fund will maintain a memorandum account (the “Loss Recovery Account”), which will have an initial balance of zero and will be (i) increased upon the close of each calendar quarter of the Fund by the amount of the net losses of the
Fund for the quarter, before giving effect to any repurchases or distributions for such quarter, and (ii) decreased (but not below zero) upon the close of each calendar quarter by the amount of the net profits of the Fund for the quarter. For purposes of the Loss Recovery Account, the term “net losses” shall mean the amount by which (i) the sum of (A) the net asset value of the Fund as of the beginning of such quarter and (B) the aggregate issue price of shares of the Fund issued during such quarter (excluding any Shares of such Class issued in connection with the reinvestment of dividends paid, or other distributions made, by the Fund through the DRP) exceeds (ii) the sum of (X) the net asset value of the
Fund as of the end of such quarter, (Y) the aggregate repurchase price of all shares repurchased by the Fund during such quarter and (Z) the amount of dividends and other distributions paid in respect of the Fund during such quarter and not reinvested in additional shares through the DRP. Shareholders will benefit from the Loss Recovery Account in proportion to their holdings of Shares. For purposes of the “net losses” calculation, the net asset value shall include unrealized appreciation or depreciation of investments and realized income and gains or losses and expenses (including offering and organizational expenses).
The services of all investment professionals and staff of the Adviser, when and to the extent engaged in providing investment advisory and management services, and the compensation and routine overhead expenses of such personnel allocable to such services, are provided and paid for by the Adviser.
In addition to the fees and expenses to be paid by the Fund under the Investment Management Agreement, AlpInvest provides certain administrative and other services necessary for the Fund to operate pursuant to an administration agreement between the Fund and AlpInvest (the “Administration Agreement”). The Fund reimburses the administrator for its costs, expenses and allocable portion of overhead (including compensation of personnel performing administrative duties) in connection with the services performed for the Fund pursuant to the terms of the
Administration Agreement. In addition, pursuant to the terms of the Administration Agreement, the Administrator may delegate its obligations under the Administration Agreement to an affiliate or to a third party, and the Fund will reimburse the Administrator for any services performed for the Fund by such affiliate or third party. The Administrator has hired ALPS Fund Services, Inc. to serve as sub-administrator to assist in the provision of administrative services.
The sub-administrator receives compensation for its provision of sub-administrative services under a sub-administration agreement; such compensation is paid directly or indirectly by the Fund. For the six month period ended September 30,
2025, the Fund reimbursed the Administrator in the amount of $902,618.
The Adviser and the Fund have entered into an Amended and Restated Expense Limitation Agreement in respect of each of Class A Shares, Class I Shares, Class W Shares and Class X Shares under which the Adviser has agreed contractually through July 31, 2026 to waive its Management Fee as well as the Fund’s operating expenses on a monthly basis to the extent that the Fund’s total annualized fund operating and ongoing offering expenses on a monthly basis (excluding (i) expenses directly related to the costs of making investments, including interest and structuring costs for borrowings and line(s) of credit, taxes, expenses of legal and other adviser brokerage costs, acquired fund fees and expenses, the Fund’s proportionate share of expenses related to direct investments, litigation and extraordinary expenses, (ii) Incentive Fees and (iii) any distribution and/or shareholder servicing fees) in respect of the relevant month exceed 2.25% of the month-end net asset value of such applicable class of shares of the Fund (the “2026 Expense Cap”)
(the “Amended and Restated Expense Limitation Agreement”). The Adviser and the Fund previously entered into an
Expense Limitation Agreement in respect of each of Class A Shares, Class I Shares and Class W Shares under which the Adviser has agreed contractually through July 31, 2024 to waive its Management Fee and/or reimburse the Fund’s initial organizational and offering costs incurred prior to launch, as well as the Fund’s operating expenses on a monthly basis to the extent that the Fund’s total annualized fund operating and ongoing offering expenses on a monthly basis
(excluding (i) expenses directly related to the costs of making investments, including interest and structuring costs for borrowings and line(s) of credit, taxes, brokerage costs, acquired fund fees and expenses, the Fund’s proportionate share of expenses related to direct investments, litigation and extraordinary expenses, (ii) Incentive Fees and (iii) any distribution fees) in respect of the relevant month exceed 3.00% of the month-end net asset value of such Class.

CARLYLE ALPINVEST PRIVATE MARKETS FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
The Fund has agreed to repay the Adviser in the amount of any waived Management Fees and Fund expenses reimbursed in respect of each of Class A Shares, Class I Shares, Class W Shares and Class X Shares subject to the limitation that a reimbursement (an “Adviser Recoupment”) will be made only if and to the extent that: (i) it is payable not more than three years from the date on which the applicable waiver or expense payment was made by the Adviser;
and (ii) the Adviser Recoupment does not cause the Fund’s total annual operating expenses (on an annualized basis and net of any reimbursements received by the Fund during such fiscal year) during the applicable quarter to exceed the
Expense Cap of such Class. The Adviser Recoupment for a class of Shares will not cause Fund expenses in respect of that class to exceed any Expense Cap in place either (i) at the time of the waiver or (ii) at the time of recoupment. The
Adviser Recoupment will survive the termination of the Amended and Restated Expense Limitation Agreement. For the
six month period ended September 30, 2025, the Adviser did not reimburse fees subject to recoupment.
The Adviser has paid certain expenses on behalf of the Fund, including offering costs, organizational expenses, and other expenses. As of September 30, 2025, the Fund has recorded $693,470 as due to the Adviser in the accompanying
Consolidated Statement of Assets and Liabilities.
SS&C Global Investor & Distribution Solutions, Inc. (the “Transfer Agent”) serves as the Fund’s transfer agent. Under the Services Agreement with the Fund, the Transfer Agent is responsible for maintaining all shareholder records of the
Fund. The Transfer Agent is a wholly-owned subsidiary of SS&C Technologies Holdings, Inc., a publicly traded company listed on the NASDAQ Global Select Market.
TCG Capital Markets L.L.C. (the “Distributor”) serves as the Fund’s principal underwriter and acts as the distributor of the Shares on a best efforts basis, subject to various conditions. The Shares are offered for sale through the Distributor at net asset value plus any applicable sales load. The Distributor also may enter into broker-dealer selling agreements with other broker-dealers for the sale and distribution of the Shares.
5. REVOLVING CREDIT FACILITY
The Fund has a revolving credit agreement, as amended from time to time (the “Credit Facility”), with Barclays Bank
PLC (the “Lender”) that can be increased with the consent of the Lender with at least 12 business days’ prior notice.
The Credit Facility currently permits borrowings up to $350 million and has a scheduled availability period end date that extends by one day each day unless either the Lender has delivered written notice to not extend at which point the commitment terminates 270 days following date of such notice or the Fund has delivered written notice to not extend at which point the commitment terminates 60 days following date of such notice. The final maturity date of the Credit
Facility is March 9, 2028. The purpose of the Credit Facility is to provide working capital to the Fund to manage its liquidity needs, including acting as warehouse financing for the Fund’s acquisition of Private Markets Investments. The
Credit Facility has an interest rate equal to the SOFR plus a 2.90% applicable margin, plus a 0.10% term SOFR credit spread adjustment, per annum and a commitment fee of 1.10% per annum on the average daily unused balance. The
Fund’s borrowing capacity is subject to the ability of the lender to fulfill its respective obligations under the Credit
Facility. As of September 30, 2025, there were no borrowings outstanding. For the six month period ended September
30, 2025, there were no borrowings and no repayments under the Credit Facility. For the six month period ended
September 30, 2025, expenses charged to the Fund related to the Credit Facility were $1,556,042.
Deferred financing costs include capitalized expenses related to the closing or amendments of the Credit Facility.
Amortization of deferred financing costs for the Credit Facility is computed on the straight-line basis over its term. The
Fund paid and capitalized $99,556, $80,848, $450,000 and $164,583 of deferred financing costs during the renewal and upsizes of the of the Credit Facility on June 24, 2024, December 20, 2024, March 7, 2025 and July 15, 2025,
respectively. For the six month period ended September 30, 2025, amortization of $267,974 is included in the accompanying Consolidated Statement of Operations. As of September 30, 2025, there are $322,748 of deferred financing costs in the accompanying Consolidated Statement of Assets and Liabilities.
6. OFFERING COSTS
Offering costs incurred by the Fund are treated as deferred charges until operations commence and thereafter are amortized over a 12-month period using the straight line method. Examples of these costs are registration fees, legal fees, and fees relating to the initial and supplemental registration statement and updates to the registration statement.
These costs will be subject to recoupment in accordance with the Fund's Expense Limitation Agreement, as discussed in

CARLYLE ALPINVEST PRIVATE MARKETS FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
Note 4. As of September 30, 2025, there are $251,829 of deferred offering costs in the accompanying Consolidated
Statement of Assets and Liabilities.
7. CAPITAL SHARE TRANSACTIONS
The Fund offers four separate classes of common shares of beneficial interest (“Shares”) designated as Class A (“Class
A Shares”), Class I (“Class I Shares”), Class W (“Class W Shares”) and Class X (“Class X Shares”). All classes of
Shares have identical voting, dividend, liquidation and other rights and will be subject to the same terms and conditions, except each class of Shares is subject to different fees and expenses. The Fund may offer additional classes of Shares in the future. The Fund has received an exemptive order from the SEC with respect to the Fund’s multi-class structure.
The purchase price of the Shares at the Commencement of Operations was $10.00 per Share. Thereafter, the purchase price per Shares was based on the net asset value (“NAV”) per Share as of the date such Shares were purchased.
Fractions of Shares are issued to one one-thousandth of a Share. As of September 30, 2025 outstanding shares of Class
A, Class I, Class W, and Class X were 39,106,828, 160,560,646, 4,892,669, and 674 respectively.

	For the Six Month Period Ended September 30, 2025
	Proceeds from Sales		Reinvestment of Distributions
	Shares	Dollar Amounts	Shares	Dollar Amounts
Carlyle AlpInvest Private Markets Fund - Class I	58,524,273	$863,321,510	—	$—
Carlyle AlpInvest Private Markets Fund - Class A	18,770,000	$273,977,238	—	$—
Carlyle AlpInvest Private Markets Fund - Class W	4,891,946	$72,262,025	—	$—
Carlyle AlpInvest Private Markets Fund - Class X	—	$—	—	$—
Increase in Shares and Net Assets	82,186,219	$1,209,560,773	—	$—
The Fund accepts initial and additional purchases of Shares as of the first business day of each calendar month at the
Fund’s then-current net asset value per Share of each respective share class (determined as of the close of business on the last business day of the immediately preceding month). The minimum initial investment in the Fund by any investor is $50,000 with respect to Class A Shares, Class I Shares, and Class W Shares and $5 million with respect to Class X
Shares. The minimum additional investment in the Fund by any investor is $10,000, except for additional purchases pursuant to the dividend reinvestment plan. Class A Shares are sold at the public offering price, which is the net asset value of a Class A Share plus an initial maximum 3.00% sales charge. Class A shares are subject to a 0.50% distribution fee through June 30, 2027, thereafter the distribution fee will increase to 0.75%. Class W Shares are sold at the public offering price, which is the net asset value of a Class W Share plus an initial maximum 2.00% sales charge. Class W shares are subject to a distribution fee of 0.75%.  Class X Shares are sold at the public offering price, which is the net asset value of a Class X Share plus an initial maximum 3.00% sales charge. Class X shares are subject to a distribution fee of 0.25%. Class I Shares are not subject to any initial sales charge or a distribution fee. The Fund reserves the right to reject any subscription for shares.
No shareholder has the right to require the Fund to repurchase his, her or its shares. To provide a limited degree of liquidity to shareholders, at the sole discretion of the Adviser and subject to the Board’s approval, the Fund may from time to time offer to repurchase shares pursuant to written tenders by shareholders. The Adviser expects that it will recommend to the Board (subject to its discretion) that the Fund offer to repurchase shares from shareholders on a quarterly basis in an amount expected to be approximately 5% of the Fund’s net asset value.
A 2.00% early repurchase fee will be charged by the Fund with respect to any repurchase of shares from a shareholder at any time prior to the day immediately preceding the one-year anniversary of the shareholder’s purchase of the Shares.
During the period ended September 30, 2025, $7,179,872 Class I shares were tendered, $30,384 Class A shares were tendered, no Class W shares were tendered, and no Class X shares were tendered.

CARLYLE ALPINVEST PRIVATE MARKETS FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
8. INVESTMENT TRANSACTIONS
For the six month period ended September 30, 2025, total purchases and total sales or paydowns from investments amounted to $649,459,836 and $26,295,175, respectively.
9. FEDERAL AND OTHER TAX INFORMATION
The Fund intends to qualify annually as a RIC under Subchapter M of the Code. To qualify for and maintain RIC tax treatment, the Fund must, among other things, distribute at least 90% of its net ordinary income and realized net short-
term capital gains in excess of realized net long-term capital losses, if any. The Fund has adopted a tax-year end of
September 30. The Fund’s initial tax year was September 30, 2023. The Fund files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Fund is subject to examination by
U.S. federal, state, local and foreign jurisdictions, where applicable.
For the tax year ended September 30, 2024, permanent differences between book and tax basis of $1,643,575 are attributable to certain non-deductible expenses for tax purposes and investments in partnerships. These reclassifications have no effect on total NAV or NAV per Share. For the tax year ended September 30, 2024, the following amounts were reclassified:

Paid-in Capital	$(1,643,575)
Total distributable earnings (or loss)	1,643,575
The tax character of Subchapter M distributions for the tax year ended September 30, 2025 were as follows:

	Ordinary Income	Long-Term Capital Gains
2024	$—	$2,250,000
2025	$—	$—
For the tax year ended September 30, 2025, the Fund’s tax components of distributable earnings on a tax basis are as follows:

Undistributed ordinary income	$—
Accumulated capital gains (losses)	5,529,330
Unrealized appreciation (depreciation)	490,683,179
Late year loss deferrals	(51,008,689)
Total distributable earnings	$445,203,820
As of September 30, 2025, the federal tax cost of investments and unrealized appreciation (depreciation) are as follows:

Gross unrealized appreciation	$527,611,729
Gross unrealized depreciation	(10,894,596)
Net unrealized appreciation	$516,717,133
Tax costs of investments	$1,541,199,784
Consolidation of Subsidiary: The consolidated financial statements of the Fund include AlpInvest CAPM Holdings,
LLC, AlpInvest Seed Fund GP, LLC, AlpInvest Seed Fund Limited Partner, LLC, AlpInvest Seed Fund, L.P., ACP
2022 Marvel Blocker LLC, Alp Aurorium RIC Blocker, LLC, Alp CHG RIC Blocker, LLC, Alp EDP RIC Blocker,
LLC, Alp Highline RIC Blocker, LLC, Alp Kenco RIC Blocker, LLC, Alp Lawley RIC Blocker, LLC, Alp Monogram
RIC Blocker, LLC, Alp Plaskolite RIC Blocker, LLC, Alp Sugar RIC Blocker, LLC, and Alp Valicor RIC Blocker,
LLC all, wholly-owned subsidiaries of the Fund. ACP 2022 Marvel Blocker LLC, Alp Aurorium RIC Blocker, LLC,
Alp CHG RIC Blocker, LLC, Alp EDP RIC Blocker, LLC, Alp Highline RIC Blocker, LLC, Alp Kenco RIC Blocker,

CARLYLE ALPINVEST PRIVATE MARKETS FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
LLC, Alp Lawley RIC Blocker, LLC, Alp Monogram RIC Blocker, LLC, Alp Plaskolite RIC Blocker, LLC, Alp Sugar
RIC Blocker, LLC, and Alp Valicor RIC Blocker, LLC have the same investment objective as the Fund. ACP 2022
Marvel Blocker LLC, Alp Aurorium RIC Blocker, LLC, Alp CHG RIC Blocker, LLC, Alp EDP RIC Blocker, LLC,
Alp Highline RIC Blocker, LLC, Alp Kenco RIC Blocker, LLC, Alp Lawley RIC Blocker, LLC, Alp Monogram RIC
Blocker, LLC, Alp Plaskolite RIC Blocker, LLC, Alp Sugar RIC Blocker, LLC, and Alp Valicor RIC Blocker, LLC are
taxed as corporations and used when the Fund has determined that owning certain investment funds within a domestic limited liability company structure would not be beneficial. As of September 30, 2025, the total value of investment held by the ACP 2022 Marvel Blocker LLC, Alp Aurorium RIC Blocker, LLC, Alp CHG RIC Blocker, LLC, Alp EDP
RIC Blocker, LLC, Alp Highline RIC Blocker, LLC, Alp Kenco RIC Blocker, LLC, Alp Lawley RIC Blocker, LLC,
Alp Monogram RIC Blocker, LLC, Alp Plaskolite RIC Blocker, LLC, Alp Sugar RIC Blocker, LLC, and Alp Valicor
RIC Blocker, LLC is $391,809,948, or approximately 12.4%, of the Fund’s net assets.
ACP 2022 Marvel Blocker LLC, Alp Aurorium RIC Blocker, LLC, Alp CHG RIC Blocker, LLC, Alp EDP RIC
Blocker, LLC, Alp Highline RIC Blocker, LLC, Alp Kenco RIC Blocker, LLC, Alp Lawley RIC Blocker, LLC, Alp
Monogram RIC Blocker, LLC, Alp Plaskolite RIC Blocker, LLC, Alp Sugar RIC Blocker, LLC, and Alp Valicor RIC
Blocker, LLC have elected to be treated as a C-corporation for federal and state income tax purposes and are required to account for their estimate of income taxes through the establishment of a deferred tax asset or liability. The Fund recognizes deferred income taxes for temporary differences in the basis of assets and liabilities for financial and income tax purposes. Deferred tax assets are recognized for deductible temporary differences, tax credit carryforwards or net operating loss carryforwards and deferred tax liabilities are recognized for taxable temporary differences. To the extent
ACP 2022 Marvel Blocker LLC, Alp Aurorium RIC Blocker, LLC, Alp CHG RIC Blocker, LLC, Alp EDP RIC
Blocker, LLC, Alp Highline RIC Blocker, LLC, Alp Kenco RIC Blocker, LLC, Alp Lawley RIC Blocker, LLC, Alp
Monogram RIC Blocker, LLC, Alp Plaskolite RIC Blocker, LLC, Alp Sugar RIC Blocker, LLC, and Alp Valicor RIC
Blocker, LLC have a deferred tax asset, consideration is given to whether or not a valuation allowance is required.
For the period ended September 30, 2025, ACP 2022 Marvel Blocker LLC, Alp Aurorium RIC Blocker, LLC, Alp
CHG RIC Blocker, LLC, Alp EDP RIC Blocker, LLC, Alp Highline RIC Blocker, LLC, Alp Kenco RIC Blocker, LLC,
Alp Lawley RIC Blocker, LLC, Alp Monogram RIC Blocker, LLC, Alp Plaskolite RIC Blocker, LLC, Alp Sugar RIC
Blocker, LLC, and Alp Valicor RIC Blocker, LLC did not record a provision for income tax expense. For the period ended September 30, 2025, there is a change in the deferred portion of the income tax benefit/(expense) included in the
Consolidated Statement of Operations of $(7,841,153). As of September 30, 2025, ACP 2022 Marvel Blocker LLC, Alp
Aurorium RIC Blocker, LLC, Alp CHG RIC Blocker, LLC, Alp EDP RIC Blocker, LLC, Alp Highline RIC Blocker,
LLC, Alp Kenco RIC Blocker, LLC, Alp Lawley RIC Blocker, LLC, Alp Monogram RIC Blocker, LLC, Alp Plaskolite
RIC Blocker, LLC, Alp Sugar RIC Blocker, LLC, and Alp Valicor RIC Blocker, LLC have a deferred tax liability of
$14,906,834 due to estimated future tax expense pertaining to unrealized gains and no deferred tax asset.
Management evaluates the tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions will “more-likely-than-not” be sustained upon examination by the applicable tax authority. Tax positions deemed to meet the more-likely-than-not threshold that would result in a tax benefit or expense to the Fund would be recorded as a tax benefit or expense in the current year. The Fund has not recognized any tax liability for unrecognized tax benefits or expenses as of September 30, 2025. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statement of
Operations. During the year tax year ended September 30, 2025, the Fund did not incur any interest or penalties. The
Fund’s tax return filed for the year ended September 30, 2023, can be subject to examination by the Internal Revenue
Service
The September 30, 2025, book cost has been adjusted for book/tax basis differences. The difference between book basis and tax basis distributable earnings and unrealized appreciation/(depreciation) is primarily attributable to investments in partnerships.
10. RISK FACTORS
Investing in the Fund involves risks, including the risk that a shareholder may receive little or no return on their investment or that a shareholder may lose part or all of their investment. Before making an investment decision, a prospective shareholder should (i) consider the suitability of this investment with respect to the shareholder’s investment objectives and personal situation and (ii) consider factors such as the shareholder’s personal net worth, income, age, risk tolerance and liquidity needs.

CARLYLE ALPINVEST PRIVATE MARKETS FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
Below is a summary of some of the principal risks of investing in the Fund. Shareholders should consider carefully the following principal risks before investing in the Fund:
Illiquidity of the Shares – Unlike many closed-end funds, the Shares will not be listed on any securities exchange.
Although the Adviser expects that it will recommend to the Board that the Fund offer to repurchase Shares from
Shareholders on a quarterly basis in an amount expected to be approximately 5% of the Fund’s net asset value, no assurances can be given that the Fund will do so. Additionally, there is no guarantee that an investor will be able to sell all of the Shares in a repurchase offer that the investor desires to sell. The Fund should therefore be considered to offer limited liquidity.
Limited Operating History – The Fund has a limited operating history upon which potential investors can evaluate its performance. Therefore, its operating expenses may be significant and typically higher than expenses of similarly situated established funds.
Highly Competitive Market – The activity of identifying, completing and realizing upon attractive investments is highly competitive and involves a high degree of uncertainty. The Fund will be competing for investments with other private equity investors having similar investment objectives. It is possible that competition for appropriate investment opportunities may increase, thus reducing the number of investment opportunities available to the Fund and adversely affecting the terms upon which investments can be made.
Potential for Limited Investment Opportunities – There can be no assurance that the Fund will be able to identify, structure, complete and realize upon investments that satisfy its investment objective, or that it will be able to fully invest its offering proceeds.
Management Risk – The Adviser cannot provide any assurance that it will be able to choose, make or realize investments in any particular investment, asset or portfolio. There can be no assurance that investments effected through the Fund will be able to generate returns or that the returns will be commensurate with the risks of investing in the type of transactions described herein.
Direct Investments Risks – The market for Direct Investments may be very limited and the Direct Investments to which the Fund wishes to allocate capital may not be available at any given time. Direct Investments may be heavily negotiated and may incur additional transactions costs for the Fund. Direct Investments are more concentrated than investments in Underlying Funds, which hold multiple portfolio companies. There is a risk that a sponsor of an
Underlying Fund may choose not to make the most attractive Direct Investments available to the Fund and may instead reserve such investments for higher fee funds or its own accounts.
Secondary Investments Risks – The Fund may acquire Secondary Investments from existing investors in such
Secondary Investments, but also in certain cases from the issuers of such interests or other third parties. In many cases, the economic, financial and other information available to and utilized by the Adviser in selecting and structuring
Secondary Investments may be incomplete or unreliable. The Fund will also not have the opportunity to negotiate the terms of the Secondary Investments, including any special rights or privileges.
Primary Investments Risks – The Fund’s interest in Primary Investments will consist primarily of capital commitments to, and investments in, private investment funds managed by sponsors unaffiliated with the Fund or the
Advisers. Identifying, selecting and investing in Primary Investments involves a high level of risk and uncertainty. The underlying investments made by Primary Investments may involve highly speculative investment techniques, including extremely high leverage, highly concentrated portfolios, workouts and startups, control positions and illiquid investments.
Portfolio Companies Risks – The portfolio companies in which the Fund invests, either directly or indirectly through an Underlying Fund, may involve a high degree of business and financial risk. Portfolio companies may be in early stages of development, may have operating losses or significant variations in operating results and may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence. Portfolio companies may also include companies that are experiencing or are expected to experience financial difficulties, which may never be overcome. In addition, they may have weak financial conditions and may require substantial additional capital to support their operations, to finance expansion or to maintain their competitive positions.

CARLYLE ALPINVEST PRIVATE MARKETS FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
Underlying Fund Risks – Investments in Underlying Funds entail a variety of risks. Sponsors of Underlying Funds may invest such funds’ assets in securities of non-U.S. issuers, including those in emerging markets, and the Fund’s assets may be invested in Underlying Funds that may be denominated in non-U.S. currencies, thereby exposing the
Fund to various risks that may not be applicable to U.S. securities. A sponsor of an Underlying Fund may focus on a particular industry or sector (e.g., energy, utilities, financial services, healthcare, consumer products, industrials and technology), which may subject the Underlying Fund, and thus the Fund, to greater risk and volatility than if investments had been made in issuers in a broader range of industries. A sponsor of an Underlying Fund may also focus on a particular country or geographic region, which may subject the Underlying Fund, and thus the Fund, to greater risk and volatility than if investments had been made in issuers in a broader range of geographic regions.
An Underlying Fund’s assets may be invested in a limited number of securities or portfolio companies which may subject the Underlying Fund, and thus the Fund, to greater risk and volatility than if investments had been made in a larger number of securities. An Underlying Fund’s investments, depending upon strategy, may be in companies whose capital structures are highly leveraged. Such investments involve a high degree of risk in that adverse fluctuations in the cash flow of such companies, or increased interest rates, may impair their ability to meet their obligations, which may accelerate and magnify declines in the value of any such portfolio company investments in a down market.
Fund Shareholders will bear two layers of fees and expenses: asset-based fees, incentive fees and expenses at the Fund level, and asset-based fees, carried interests, incentive allocations or fees and expenses at the Underlying Fund level. In addition, to the extent that the Fund invests in an Underlying Fund that is itself a “fund of funds,” the Fund will bear a third layer of fees.
“Cash Drag” Risk – The Fund may maintain a sizeable cash position in anticipation of funding capital calls. The Fund will generally not contribute the full amount of its commitment to an Underlying Fund at the time of its admission to the
Underlying Fund. Instead, the Fund will be required to make incremental contributions pursuant to capital calls issued from time to time by the Underlying Funds. In addition, Underlying Funds may not call all the capital committed to them. The overall impact on performance due to holding a portion of the investment portfolio in cash or cash equivalents could be negative.
“Over-Commitment” Risk – In order to help ensure that a greater amount of the Fund’s capital is invested, the Fund expects to pursue an “over-commitment” strategy whereby it commits more than its available capital. However, pursuing such a strategy presents risks to the Fund, including the risk that the Fund is unable to fund capital contributions when due, pay for repurchases of Shares tendered by Shareholders or meet expenses generally. If the Fund defaults on its commitment to an Underlying Fund or fails to satisfy capital calls to an Underlying Fund in a timely manner then, generally, it will be subject to significant penalties, possibly including the complete forfeiture of the
Fund’s investment in the Underlying Fund. Any failure (or potential failure) by the Fund to make timely capital contributions in respect of its commitments may also (i) impair the ability of the Fund to pursue its investment program,
(ii) force the Fund to borrow through a credit facility or other arrangements (which would impose interest and other costs on the Fund), or (iii) otherwise impair the value of the Fund’s investments (including the devaluation of the Fund).
Private Markets Investments – The Fund is subject to, and indirectly invests in Underlying Funds and Direct
Investments that are subject to, risks associated with legal and regulatory changes applicable to private equity funds.
Valuation Risk – The value of the Fund’s investments will be difficult to ascertain, and the valuations determined in respect of investments in the Underlying Funds and other private markets investments, including Direct Investments, will likely vary from the amounts the Fund would receive upon withdrawal from or disposition of its investments.
Similarly, the valuations determined by the Fund are likely to differ, potentially substantially, from the valuations determined by other market participants for the same or similar investments. The Fund’s investments in Underlying
Funds will be priced in the absence of a readily available market and may be valued in significant part based on determinations of fair value provided by an investment’s sponsor, which may prove to be inaccurate. Neither the
Adviser nor the Board will be able to confirm independently the accuracy of such valuations (which are unaudited, except at year-end). With respect to the valuations of Underlying Funds, this risk is exacerbated to the extent that
Underlying Funds generally provide valuations only on a quarterly basis, and such valuations may incorporate inputs that are up to several months old, whereas the Fund will provide valuations, and will issue Shares, on a monthly basis.
This means that the Underlying Fund information used by the Fund to issue and repurchase shares will typically be several months old when used by the Fund. Because of this, the Fund’s net asset value for financial reporting purposes

CARLYLE ALPINVEST PRIVATE MARKETS FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
may differ from the net asset value used to process subscription and repurchase transactions as of the same date. To the extent that the Fund does not receive timely or accurate information from the Underlying Funds regarding their valuations, the Fund’s ability to accurately calculate its net asset value may be further impaired. Additionally, any adjustments the Fund makes to valuations received from an Underlying Fund to reflect timing differences or other factors may result in such investment’s fair value differing from the value ultimately realized by the Fund.
Fixed-Income Securities Risks – Fixed income securities risks include interest-rate and credit risk. Typically, when interest rates rise, there is a corresponding decline in bond values. Credit risk refers to the possibility that the bond issuer will not be able to make principal and interest payments.
Cash and Cash Equivalents – The Fund may maintain a sizeable cash position in anticipation of funding capital calls.
As a result, the Fund generally will not contribute the full amount of its commitment to an Underlying Fund at the time of its admission to the Underlying Fund. Instead, the Fund will be required to make incremental contributions pursuant to capital calls issued from time to time by the Underlying Fund. The overall impact on performance due to holding a portion of the investment portfolio in cash, cash equivalents and other fixed-income investments could be negative.
Market Disruption and Geopolitical Risk – The Fund may be materially adversely affected by market, economic and political conditions globally and in the jurisdictions and sectors in which the Fund invests. The Fund is subject to the risk that war, geopolitical tensions, such as a deterioration in the bilateral relationship between the U.S. and China or conflicts, such as those in the middle east and between Russia and Ukraine, terrorism, natural and environmental disasters, such as, for example, the spread of infectious illness or other public health issues, including widespread epidemics or pandemics, systemic market dislocations and other geopolitical events may lead to increased short-term market volatility and have adverse long-term effects on world economies and markets generally, as well as adverse effects on issuers of securities and the value of the Fund’s investments. Furthermore, events involving limited liquidity, defaults, non-performance or other adverse developments that affect financial institutions or the financial services industry generally, or concerns or rumors about any events of these kinds or other similar risks, have in the past and may in the future lead to market-wide liquidity problems.
Additionally, the Fund is exposed to the risk of trade disputes, tariffs, sanctions, embargoes and other protectionist or retaliatory measures that may be imposed by the US or other countries, which could adversely affect global trade, economic activity and market confidence. Trade conflicts may also escalate into military or diplomatic confrontations, which could further increase market volatility and geopolitical risk. The Fund may not be able to anticipate or effectively manage the impact of these events, which could result in losses to the Fund.
Leverage; Borrowings Risk – The Fund may borrow money, which magnifies the potential for gain or loss on amounts invested, subjects the Fund to certain covenants with which it must comply and may increase the risk of investing with the Fund.
Risks Relating to Fund’s RIC Status – To qualify and remain eligible for the special tax treatment accorded to RICs and their shareholders under the Code, the Fund must meet certain source-of-income, asset diversification and annual distribution requirements, and failure to do so could result in the loss of RIC status. The Fund’s ability to satisfy the foregoing tax requirements will generally depend in large part on the activities of, and information provided by, the
Underlying Funds, which the Fund does not control. In addition, the Fund is generally required each December to make certain “excise tax” calculations based on income and gain information that must be obtained from the Underlying
Funds. The risks of not receiving timely or accurate information from the Underlying Funds include failing to satisfy the RIC qualification tests and incurring excise tax on undistributed income and gain.
11. COMMITMENTS AND CONTINGENCIES
Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.
As of September 30, 2025, the Fund had unfunded capital commitments to the Private Markets Investments totaling
$60,522,350 for Direct Investments, $16,1870,147 for Primary Investments and $881,235,753 for Secondary
Investments.

CARLYLE ALPINVEST PRIVATE MARKETS FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
12. SUBSEQUENT EVENTS
Subsequent events after September 30, 2025, have been evaluated through the date the consolidated financial statements were issued. Management has determined that there were no subsequent events to report through the issuance of these consolidated financial statements.

CARLYLE ALPINVEST PRIVATE MARKETS FUND
ADDITIONAL INFORMATION
PROXY VOTING POLICY
Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling (844) 417-4186 or by referring to the SEC's website at
https://www.sec.gov.
PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC's website at https://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-
PORT is available without charge, upon request, by calling (844) 417-4186.

CARLYLE ALPINVEST PRIVATE MARKETS FUND
BOARD APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS
The Board of Trustees (the “Board”) of the Carlyle AlpInvest Private Markets Fund (the “Fund”) consists of four individuals, three of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of
1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the
Fund and its operations and performs the various duties imposed on the directors or trustees of investment companies by the 1940 Act.
The Board met on May 29, 2025 (the “May Meeting”), to consider the approval of the continuance of the Investment
Management Agreement between AlpInvest Private Equity Investment Management, LLC (“AlpInvest”) and the
Fund (the “Advisory Agreement”) and the Investment Subadvisory Agreement between Carlyle Global Credit
Investment Management L.L.C. (the “Sub-Adviser,” and together with AlpInvest, the “Advisers,” and each, an
“Adviser”) and AlpInvest, with respect to the Fund (the “Sub-Advisory Agreement,” and together with the Advisory
Agreement, the “Advisory Agreements”), each for an additional one year term.
In advance of the Meeting, the Trustees requested and received materials relating to the Advisory Agreements and had the opportunity to ask questions and request further information in connection with the consideration of the
Advisory Agreements. During their deliberations, the Independent Trustees were advised by independent legal counsel and received a memorandum from such independent counsel regarding their responsibilities under applicable law.
In approving the Advisory Agreements, the Board, including the Independent Trustees, considered the factors it deemed relevant. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve the Advisory Agreements. In connection with its deliberations, the Board considered information provided at or in advance of the Meeting, including presentations from AlpInvest.
Based upon their review, the Trustees, including all of the Independent Trustees, determined, in the exercise of their business judgment, that they were generally satisfied with the quality of investment advisory services to be provided by the Advisers; that the fees to be paid to the Advisers under the Advisory Agreements were not unreasonable given the scope and quality of the services rendered by the Advisers; and that approval of the continuance of the
Advisory Agreements for an additional one-year term was in the best interest of the Fund and its shareholders.
The material factors and conclusions that formed the basis for the Board’s determinations to approve the continuance of the Advisory Agreements are discussed below.
These factors include, but are not limited to, the following: (1) the nature, extent and quality of the Advisers’
services, (2) the investment performance of the Fund, (3) the profitability of the Advisers, (4) the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors, and (5) how the services to be rendered and the amounts to be paid under the Advisory Agreements compare with those under other investment advisory contracts that the Advisers may have with other registered investment companies or other types of clients.
The Board, including the Independent Trustees, considered a variety of factors, including those described below.
The Trustees also considered other factors and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Trustees also had an opportunity to meet in executive session and separately with compliance personnel to discuss the materials presented and any compliance issues raised by AlpInvest’s presentation.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of services provided to the Fund under the Advisory Agreements. The Board discussed the services provided by the Adviser and Sub-
Adviser to the Fund, as well as the key personnel of each providing these services. The Board noted that the services provided under the Advisory Agreements are the type of services customarily provided by investment advisers in the fund industry for the funds with a “private market investments” focus. The Board concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund by the Adviser and Sub-Adviser under the Advisory Agreements.
Performance. The Board reviewed the investment performance of the Fund for the calendar year ended December
31, 2024 and the quarterly period ended March 31, 2025. The Board noted that the Fund had positive returns of

CARLYLE ALPINVEST PRIVATE MARKETS FUND
BOARD APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS
16.4% and 4.10% for the calendar year and quarterly period, respectively. The Board noted that the Adviser has selected a peer group of funds with similar terms, structure and strategies as the Fund (the “Adviser Peer Group”), and that the Fund outperformed the median of the Adviser Peer Group for the calendar year ended December 31,
2024. The Board separately noted the reasons for the Adviser’s selection of the peer group, the methodology used to select the peer group and Adviser’s observation that there is no index available that aggregates performance of all comparable funds operating in the private equity market, though there are broader private equity indices available.
The Board further noted that the Fund did not appear to experience any significant volatility in performance during the last calendar year. The Board noted satisfaction with the current performance of the Fund.
Fees and Expenses. In reviewing the fees and expenses for the Fund, the Board noted that the Adviser’s net management expense was neither the highest nor the lowest of a peer group of comparable funds (the “Adviser
Expense Peer Group”). The Board then noted the incentive fee paid to the Adviser as well as the expense limitation agreement in place for the Fund. They noted that not all similar funds pay an incentive fee and discussed the rationale for the fee. The Board observed that in general, the Fund’s advisory fee is below the average of the Adviser
Expense Peer Group and the Fund’s expense ratio is below the average of the Adviser Expense Peer Group. The
Board separately determined that the advisory fees payable to the Adviser and then the portion paid by the Adviser to the Sub-Adviser were not unreasonable in light of the nature, extent and quality of the services that they provide to the Fund. The Board also considered the fees and expenses of the Fund’s distributor, which is an affiliate of the
Adviser and Sub-Adviser, and the fact that the Adviser also serves as the Fund’s administrator and is paid for providing such services. Based on the factors above, the Board concluded that the advisory fee and incentive fee were not unreasonable for the management of the Fund’s portfolio.
Profitability. The Adviser provided the Board with a summary and analysis of the Adviser’s costs and profitability with respect to the management of the Fund. The Board considered the Fund pays an advisory fee to the Adviser and that, in turn, the Adviser pays a portion of its advisory fee to the Sub-Adviser. The Board concluded that the profitability of each of the Adviser and the Sub-Adviser from its relationship with the Fund, after taking into account a reasonable allocation of costs, was not excessive.
Economies of Scale. The Board considered whether the Adviser would realize economies of scale with respect to the management services provided to the Fund. The Board noted that the Adviser believed that the Fund was already benefiting from some economies of scale given the growth in the Fund’s NAV over the course of 2024 and into
2025. The Board noted that the Fund’s continued NAV growth has allowed the Fund to spread fixed costs over a larger NAV, which is expected to contribute to a lower total expense ratio for the Fund. The Board also considered the extent to which economies of scale realized by the Adviser could be shared with the Fund through fee waivers and expense reimbursements.
Other Benefits. The Board considered the character and amount of other direct and incidental benefits received by the Adviser, the Sub-Adviser and its affiliates from their association with the Fund.

Item 2.	Code of Ethics.
Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.
Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.
Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.
Not applicable to the Registrant.

Item 6.	Investments
(a) The Consolidated Schedule of Investments is included as part of the Report to Shareholders filed under Item 1(a)
of this report.
(b) Not applicable to the Registrant.
Item 7.  Financial Statements and Financial Highlights for Open-End Management Investment Companies.
(a) Not applicable to closed-end investment companies.
(b) Not applicable to closed-end investment companies.
Item 8.  Changes in and Disagreements with Accountants for Open-End Management Investment
Companies.
Not applicable to closed-end investment companies.
Item 9.  Proxy Disclosures for Open-End Management Investment Companies.
Not applicable to closed-end investment companies.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment
Companies.
Not applicable to closed-end investment companies.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
The information required by this Item 11 is included as part of the semi-annual report to shareholders filed under
Item 1 of this Form N-CSR.
Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment
Companies.
Not applicable for semi-annual report.
Item 13. Portfolio Managers of Closed-End Management Investment Companies.
(a) Not applicable for semi-annual report.
(b) There have been no changes in any of the Portfolio Managers identified in the Registrant’s most recent annual report on Form N-CSR.
Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated
Purchasers.
Not applicable to the Registrant.
Item 15. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the Registrant’s shareholders may recommend nominees to the Board that would require disclosure herein.
Item 16. Controls and Procedures.
(a) The Registrant’s principal executive and principal financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this Form N-CSR that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule
30a-3(d) under 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.
Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
(a) Not applicable to the Registrant.
(b) Not applicable to the Registrant.
Item 18. Recovery of Erroneously Awarded Compensation.
Not applicable.

Item 19.	Exhibits.
(a)(1)  Not applicable for semi-annual report.
(a)(2) Not applicable
(a)(3)  The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.
(a)(4)Not applicable.
(a)(5) Not applicable
(b) The certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes Oxley Act of
2002 are attached hereto.
SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
CARLYLE ALPINVEST PRIVATE MARKETS FUND
By:/s/ Joseph O’Connor
Joseph O’Connor
President (Principal Executive Officer)
Date:December 1, 2025
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.
By:/s/ Joseph O’Connor
Joseph O’Connor
President (Principal Executive Officer)
Date: December 1, 2025
By:/s/ Parker Hooper
Parker Hooper
Treasurer (Principal Financial Officer)
Date:December 1, 2025